UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07445

SEI Asset Allocation Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: March 31, 2025

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Semi-Annual Shareholder Report - September 30, 2024

Defensive Strategy Fund

SEI Asset Allocation Trust/Class F Shares - SNSAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Defensive Strategy Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defensive Strategy Fund, Class F Shares	$14	0.27%

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$9,096	12	$-	5%

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Daily Income Trust Short Duration Government Fund, Cl Y	29.2%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	20.2%
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	15.0%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	7.5%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	7.2%
SEI Daily Income Trust Government Fund, Institutional Class	5.0%
SEI Institutional Managed Trust Real Return Fund, Cl Y	5.0%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	5.0%
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	3.7%
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	2.0%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SNSAX-SAR-24

Semi-Annual Shareholder Report - September 30, 2024

Defensive Strategy Fund

SEI Asset Allocation Trust/Class I Shares - SEDIX

Fund Overview

This semi-annual shareholder report contains important information about Class I Shares of the Defensive Strategy Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defensive Strategy Fund, Class I Shares	$26	0.51%

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$9,096	12	$-	5%

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Daily Income Trust Short Duration Government Fund, Cl Y	29.2%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	20.2%
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	15.0%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	7.5%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	7.2%
SEI Daily Income Trust Government Fund, Institutional Class	5.0%
SEI Institutional Managed Trust Real Return Fund, Cl Y	5.0%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	5.0%
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	3.7%
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	2.0%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEDIX-SAR-24

Semi-Annual Shareholder Report - September 30, 2024

Defensive Strategy Allocation Fund

SEI Asset Allocation Trust/Class F Shares - STDAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Defensive Strategy Allocation Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defensive Strategy Allocation Fund, Class F Shares	$30	0.59%

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$2,363	2	$-	7%

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
SEI Daily Income Trust Government Fund, Institutional Class	80.7%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	19.3%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

STDAX-SAR-24

Semi-Annual Shareholder Report - September 30, 2024

Conservative Strategy Fund

SEI Asset Allocation Trust/Class F Shares - SVSAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Conservative Strategy Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Strategy Fund, Class F Shares	$14	0.28%

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$31,912	16	$-	4%

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	17.0%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	14.4%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	14.0%
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	9.8%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	9.3%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	4.9%
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	4.4%
SEI Enhanced Low Volatility US Large Cap ETF	4.2%
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	3.9%
SEI Institutional Managed Trust Real Return Fund, Cl Y	3.9%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SVSAX-SAR-24

Semi-Annual Shareholder Report - September 30, 2024

Conservative Strategy Fund

SEI Asset Allocation Trust/Class D Shares - SSTDX

Fund Overview

This semi-annual shareholder report contains important information about Class D Shares of the Conservative Strategy Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Strategy Fund, Class D Shares	$53	1.03%

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$31,912	16	$-	4%

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	17.0%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	14.4%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	14.0%
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	9.8%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	9.3%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	4.9%
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	4.4%
SEI Enhanced Low Volatility US Large Cap ETF	4.2%
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	3.9%
SEI Institutional Managed Trust Real Return Fund, Cl Y	3.9%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SSTDX-SAR-24

Semi-Annual Shareholder Report - September 30, 2024

Conservative Strategy Fund

SEI Asset Allocation Trust/Class I Shares - SICIX

Fund Overview

This semi-annual shareholder report contains important information about Class I Shares of the Conservative Strategy Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Strategy Fund, Class I Shares	$27	0.53%

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$31,912	16	$-	4%

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	17.0%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	14.4%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	14.0%
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	9.8%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	9.3%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	4.9%
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	4.4%
SEI Enhanced Low Volatility US Large Cap ETF	4.2%
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	3.9%
SEI Institutional Managed Trust Real Return Fund, Cl Y	3.9%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SICIX-SAR-24

Semi-Annual Shareholder Report - September 30, 2024

Conservative Strategy Allocation Fund

SEI Asset Allocation Trust/Class F Shares - SMGAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Conservative Strategy Allocation Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Strategy Allocation Fund, Class F Shares	$20	0.39%

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$17,676	4	$-	6%

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	33.1%
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	31.5%
SEI Daily Income Trust Government Fund, Institutional Class	19.8%
SEI Institutional Managed Trust Real Estate Fund, Cl Y	15.6%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SMGAX-SAR-24

Semi-Annual Shareholder Report - September 30, 2024

Moderate Strategy Fund

SEI Asset Allocation Trust/Class F Shares - SMOAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Moderate Strategy Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderate Strategy Fund, Class F Shares	$17	0.32%

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$85,100	21	$-	3%

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	19.2%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	12.4%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	9.9%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	9.4%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	6.9%
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	4.9%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	4.9%
SEI Institutional International Trust International Equity Fund, Cl Y	4.7%
SEI Enhanced Low Volatility US Large Cap ETF	4.4%
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	3.7%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SMOAX-SAR-24

Semi-Annual Shareholder Report - September 30, 2024

Moderate Strategy Fund

SEI Asset Allocation Trust/Class D Shares - SMSDX

Fund Overview

This semi-annual shareholder report contains important information about Class D Shares of the Moderate Strategy Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderate Strategy Fund, Class D Shares	$55	1.07%

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$85,100	21	$-	3%

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	19.2%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	12.4%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	9.9%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	9.4%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	6.9%
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	4.9%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	4.9%
SEI Institutional International Trust International Equity Fund, Cl Y	4.7%
SEI Enhanced Low Volatility US Large Cap ETF	4.4%
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	3.7%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SMSDX-SAR-24

Semi-Annual Shareholder Report - September 30, 2024

Moderate Strategy Fund

SEI Asset Allocation Trust/Class I Shares - SMSIX

Fund Overview

This semi-annual shareholder report contains important information about Class I Shares of the Moderate Strategy Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderate Strategy Fund, Class I Shares	$29	0.57%

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$85,100	21	$-	3%

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	19.2%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	12.4%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	9.9%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	9.4%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	6.9%
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	4.9%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	4.9%
SEI Institutional International Trust International Equity Fund, Cl Y	4.7%
SEI Enhanced Low Volatility US Large Cap ETF	4.4%
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	3.7%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SMSIX-SAR-24

Semi-Annual Shareholder Report - September 30, 2024

Moderate Strategy Allocation Fund

SEI Asset Allocation Trust/Class F Shares - SXMAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Moderate Strategy Allocation Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderate Strategy Allocation Fund, Class F Shares	$19	0.36%

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$52,008	6	$-	2%

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	46.2%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	18.0%
SEI Daily Income Trust Government Fund, Institutional Class	14.5%
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	10.5%
SEI Institutional Managed Trust Real Estate Fund, Cl Y	5.4%
SEI Institutional International Trust International Equity Fund, Cl Y	5.4%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SXMAX-SAR-24

Semi-Annual Shareholder Report - September 30, 2024

Aggressive Strategy Fund

SEI Asset Allocation Trust/Class F Shares - SSGAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Aggressive Strategy Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Strategy Fund, Class F Shares	$19	0.36%

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$100,989	12	$-	3%

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional International Trust International Equity Fund, Cl Y	19.8%
SEI Institutional Managed Trust Large Cap Fund, Cl Y	13.4%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	12.0%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	9.7%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	7.8%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	7.5%
SEI Enhanced US Large Cap Momentum Factor ETF	7.4%
SEI Enhanced US Large Cap Value Factor ETF	7.0%
SEI Institutional Managed Trust Small Cap Fund, Cl Y	5.6%
SEI Enhanced US Large Cap Quality Factor ETF	3.8%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SSGAX-SAR-24

Semi-Annual Shareholder Report - September 30, 2024

Aggressive Strategy Fund

SEI Asset Allocation Trust/Class D Shares - SASDX

Fund Overview

This semi-annual shareholder report contains important information about Class D Shares of the Aggressive Strategy Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Strategy Fund, Class D Shares	$58	1.11%

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$100,989	12	$-	3%

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional International Trust International Equity Fund, Cl Y	19.8%
SEI Institutional Managed Trust Large Cap Fund, Cl Y	13.4%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	12.0%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	9.7%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	7.8%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	7.5%
SEI Enhanced US Large Cap Momentum Factor ETF	7.4%
SEI Enhanced US Large Cap Value Factor ETF	7.0%
SEI Institutional Managed Trust Small Cap Fund, Cl Y	5.6%
SEI Enhanced US Large Cap Quality Factor ETF	3.8%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SASDX-SAR-24

Semi-Annual Shareholder Report - September 30, 2024

Aggressive Strategy Fund

SEI Asset Allocation Trust/Class I Shares - SEAIX

Fund Overview

This semi-annual shareholder report contains important information about Class I Shares of the Aggressive Strategy Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Strategy Fund, Class I Shares	$32	0.61%

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$100,989	12	$-	3%

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional International Trust International Equity Fund, Cl Y	19.8%
SEI Institutional Managed Trust Large Cap Fund, Cl Y	13.4%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	12.0%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	9.7%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	7.8%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	7.5%
SEI Enhanced US Large Cap Momentum Factor ETF	7.4%
SEI Enhanced US Large Cap Value Factor ETF	7.0%
SEI Institutional Managed Trust Small Cap Fund, Cl Y	5.6%
SEI Enhanced US Large Cap Quality Factor ETF	3.8%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEAIX-SAR-24

Semi-Annual Shareholder Report - September 30, 2024

Tax-Managed Aggressive Strategy Fund

SEI Asset Allocation Trust/Class F Shares - SISAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Tax-Managed Aggressive Strategy Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Aggressive Strategy Fund, Class F Shares	$19	0.36%

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$84,277	6	$-	1%

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	56.3%
SEI Institutional International Trust International Equity Fund, Cl Y	16.1%
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	13.7%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	7.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	4.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	2.0%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SISAX-SAR-24

Semi-Annual Shareholder Report - September 30, 2024

Core Market Strategy Fund

SEI Asset Allocation Trust/Class F Shares - SOKAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Core Market Strategy Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Market Strategy Fund, Class F Shares	$19	0.37%

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$41,128	16	$-	4%

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SIMT Core Fixed Income Fund Core Fixed Income Fund, Cl Y	25.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	12.3%
SEI Institutional International Trust International Equity Fund, Cl Y	9.2%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	7.7%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	5.9%
SEI Institutional Managed Trust Large Cap Fund, Cl Y	5.2%
SIMT Global Managed Volatility Fund Global Managed Volatility Fund, Cl Y	4.9%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	4.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	3.9%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	3.9%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SOKAX-SAR-24

Semi-Annual Shareholder Report - September 30, 2024

Core Market Strategy Fund

SEI Asset Allocation Trust/Class I Shares - SCMSX

Fund Overview

This semi-annual shareholder report contains important information about Class I Shares of the Core Market Strategy Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Market Strategy Fund, Class I Shares	$1	0.01%

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$41,128	16	$-	4%

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SIMT Core Fixed Income Fund Core Fixed Income Fund, Cl Y	25.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	12.3%
SEI Institutional International Trust International Equity Fund, Cl Y	9.2%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	7.7%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	5.9%
SEI Institutional Managed Trust Large Cap Fund, Cl Y	5.2%
SIMT Global Managed Volatility Fund Global Managed Volatility Fund, Cl Y	4.9%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	4.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	3.9%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	3.9%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SCMSX-SAR-24

Semi-Annual Shareholder Report - September 30, 2024

Core Market Strategy Allocation Fund

SEI Asset Allocation Trust/Class F Shares - SKTAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Core Market Strategy Allocation Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Market Strategy Allocation Fund, Class F Shares	$20	0.38%

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$21,832	6	$-	3%

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	56.1%
SEI Institutional International Trust International Equity Fund, Cl Y	16.0%
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	13.9%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	7.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	4.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	2.0%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SKTAX-SAR-24

Semi-Annual Shareholder Report - September 30, 2024

Market Growth Strategy Fund

SEI Asset Allocation Trust/Class F Shares - SRWAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Market Growth Strategy Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Market Growth Strategy Fund, Class F Shares	$19	0.36%

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$114,556	16	$-	2%

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	14.2%
SEI Institutional International Trust International Equity Fund, Cl Y	12.9%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	12.0%
SEI Institutional Managed Trust Large Cap Fund, Cl Y	8.0%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	7.2%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	6.8%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	5.5%
SEI Enhanced US Large Cap Momentum Factor ETF	4.8%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	4.6%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	4.6%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SRWAX-SAR-24

Semi-Annual Shareholder Report - September 30, 2024

Market Growth Strategy Fund

SEI Asset Allocation Trust/Class D Shares - SMKDX

Fund Overview

This semi-annual shareholder report contains important information about Class D Shares of the Market Growth Strategy Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Market Growth Strategy Fund, Class D Shares	$58	1.11%

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$114,556	16	$-	2%

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	14.2%
SEI Institutional International Trust International Equity Fund, Cl Y	12.9%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	12.0%
SEI Institutional Managed Trust Large Cap Fund, Cl Y	8.0%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	7.2%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	6.8%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	5.5%
SEI Enhanced US Large Cap Momentum Factor ETF	4.8%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	4.6%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	4.6%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SMKDX-SAR-24

Semi-Annual Shareholder Report - September 30, 2024

Market Growth Strategy Fund

SEI Asset Allocation Trust/Class I Shares - SMGSX

Fund Overview

This semi-annual shareholder report contains important information about Class I Shares of the Market Growth Strategy Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Market Growth Strategy Fund, Class I Shares	$32	0.61%

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$114,556	16	$-	2%

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	14.2%
SEI Institutional International Trust International Equity Fund, Cl Y	12.9%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	12.0%
SEI Institutional Managed Trust Large Cap Fund, Cl Y	8.0%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	7.2%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	6.8%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	5.5%
SEI Enhanced US Large Cap Momentum Factor ETF	4.8%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	4.6%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	4.6%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SMGSX-SAR-24

Semi-Annual Shareholder Report - September 30, 2024

Market Growth Strategy Allocation Fund

SEI Asset Allocation Trust/Class F Shares - SGOAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Market Growth Strategy Allocation Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Market Growth Strategy Allocation Fund, Class F Shares	$19	0.36%

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$131,755	6	$-	1%

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	56.2%
SEI Institutional International Trust International Equity Fund, Cl Y	16.1%
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	13.8%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	7.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	4.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	2.0%

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SGOAX-SAR-24

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedules of Investments.

(a) The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

September 30, 2024

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

SEI Asset Allocation Trust

❯	Defensive Strategy Fund

❯	Defensive Strategy Allocation Fund

❯	Conservative Strategy Fund

❯	Conservative Strategy Allocation Fund

❯	Moderate Strategy Fund

❯	Moderate Strategy Allocation Fund

❯	Aggressive Strategy Fund

❯	Tax-Managed Aggressive Strategy Fund

❯	Core Market Strategy Fund

❯	Core Market Strategy Allocation Fund

❯	Market Growth Strategy Fund

❯	Market Growth Strategy Allocation Fund

seic.com

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

Defensive Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Fixed Income Funds — 56.7%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	261,847	$2,658
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	136,472	1,368
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	69,346	680
SEI Institutional Managed Trust Real Return Fund, Cl Y	46,665	454

Total Fixed Income Funds
(Cost $5,033) ($ Thousands)		5,160
Multi-Asset Funds — 29.0%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	173,345	1,841
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	33,688	341
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	56,332	454

Total Multi-Asset Funds
(Cost $2,475) ($ Thousands)		2,636
Equity Funds — 9.3%
SEI Enhanced Low Volatility US Large Cap ETF	83	2
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	58,589	659
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	17,104	182
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	1	—

Total Equity Funds
(Cost $730) ($ Thousands)		843
Money Market Fund — 5.0%
SEI Daily Income Trust Government Fund, Institutional Class, 4.890%**	455,291	455

Total Money Market Fund
(Cost $455) ($ Thousands)		455

Total Investments in Securities — 100.0%
(Cost $8,693) ($ Thousands)		$9,094

Percentages are based on Net Assets of $9,096 ($ Thousands).
**	The rate reported is the 7-day effective yield as of September 30, 2024.

Cl — Class

ETF — Exchange Traded Fund

As of September 30, 2024, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

Defensive Strategy Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended September 30, 2024 ($ Thousands):

Security Description	Value 3/31/24	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/24	Income	Capital Gains
SEI Daily Income Trust Short Duration Government Fund, Cl Y	$3,029	$144	$(580)	$(9)	$74	$2,658	$52	$—
SEI Institutional Managed Trust Conservative Income, Cl Y	1,556	98	(289)	—	3	1,368	39	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	778	48	(169)	(2)	25	680	17	—
SEI Institutional Managed Trust Real Return Fund, Cl Y	516	31	(100)	(6)	13	454	13	—
SEI Institutional Managed Trust Multi-Asset Capital Stability, Cl Y	2,098	66	(399)	12	64	1,841	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	388	22	(81)	2	10	341	11	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	519	20	(99)	2	12	454	—	—
SEI Enhanced Low Volatility US Large Cap ETF	2	—	—	—	—	2	—	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	751	16	(169)	13	48	659	—	—
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	207	10	(37)	2	—	182	—	—
SEI Institutional Managed Trust U.S. Manager Volatility Fund, Cl Y	—	—	—	—	—	—	—	—
SEI Daily Income Trust Government Fund, Institutional Class	519	32	(96)	—	—	455	12	—
Totals	$10,363	$487	$(2,019)	$14	$249	$9,094	$144	$—

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

Defensive Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Money Market Fund — 80.7%
SEI Daily Income Trust Government Fund, Institutional Class, 4.890%**‡	1,907,105	$1,907

Total Money Market Fund
(Cost $1,907) ($ Thousands)		1,907
Fixed Income Fund — 19.3%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	83,732	456

Total Fixed Income Fund
(Cost $464) ($ Thousands)		456

Total Investments in Securities — 100.0%
(Cost $2,371) ($ Thousands)		$2,363

Percentages are based on Net Assets of $2,363 ($ Thousands).
**	The rate reported is the 7-day effective yield as of September 30, 2024.
‡

Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

Cl — Class

As of September 30, 2024, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended September 30, 2024 ($ Thousands):

Security Description	Value 3/31/24	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/24	Income	Capital Gains
SEI Daily Income Trust Government Fund, Institutional Class	$2,058	$92	$(243)	$—	$—	$1,907	$48	$—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	491	32	(83)	(7)	23	456	12	—
Totals	$2,549	$124	$(326)	$(7)	$23	$2,363	$60	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

Conservative Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Fixed Income Funds — 50.1%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	440,739	$4,474
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	134,244	1,257
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	69,362	628
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	313,625	3,143
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	469,740	4,608
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	116,184	632
SEI Institutional Managed Trust Real Return Fund, Cl Y	128,924	1,254

Total Fixed Income Funds
(Cost $16,069) ($ Thousands)		15,996
Multi-Asset Funds — 28.3%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	81,016	625
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	510,464	5,421
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	139,766	1,414
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	194,216	1,565

Total Multi-Asset Funds
(Cost $8,574) ($ Thousands)		9,025
Equity Funds — 21.6%
SEI Enhanced Low Volatility US Large Cap ETF	45,200	1,340
SEI Institutional International Trust International Equity Fund, Cl Y	61,961	827
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	262,832	2,954
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	88,695	944
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	50,360	821

Total Equity Funds
(Cost $5,831) ($ Thousands)		6,886

Total Investments in Securities — 100.0%
(Cost $30,474) ($ Thousands)		$31,907

Percentages are based on Net Assets of $31,912 ($ Thousands).

Cl — Class

ETF — Exchange Traded Fund

As of September 30, 2024, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Asset Allocation Trust

The following is a summary of the transactions with affiliates for the period ended September 30, 2024 ($ Thousands):

Security Description	Value 3/31/24	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/24	Income	Capital Gains
SEI Daily Income Trust Short Duration Government Fund, Cl Y	$4,582	$150	$(360)	$(19)	$121	$4,474	$79	$—
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	1,290	54	(98)	—	11	1,257	30	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	641	40	(79)	—	26	628	15	—
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	3,222	159	(241)	—	3	3,143	83	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	4,748	226	(511)	(83)	228	4,608	105	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	646	41	(81)	3	23	632	11	—
SEI Institutional Managed Trust Real Return Fund, Cl Y	1,285	47	(99)	(4)	25	1,254	30	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	643	28	(81)	(17)	52	625	—	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	5,546	69	(401)	10	197	5,421	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	1,446	70	(147)	(3)	48	1,414	43	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	1,611	39	(132)	(7)	54	1,565	—	—
SEI Enhanced Low Volatility US Large Cap ETF	1,256	—	—	—	84	1,340	11	—
SEI Institutional International Trust International Equity Fund, Cl Y	854	64	(171)	13	67	827	—	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	3,022	77	(403)	26	232	2,954	—	—
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	963	70	(100)	5	6	944	—	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	839	43	(116)	8	47	821	9	—
Totals	$32,594	$1,177	$(3,020)	$(68)	$1,224	$31,907	$416	$—

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

Conservative Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 47.1%
SEI Institutional Managed Trust Real Estate Fund, Cl Y	156,911	$2,755
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	341,743	5,574

Total Equity Funds
(Cost $5,310) ($ Thousands)		8,329
Fixed Income Fund — 33.1%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,075,869	5,853

Total Fixed Income Fund
(Cost $6,171) ($ Thousands)		5,853

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
Money Market Fund — 19.8%
SEI Daily Income Trust Government Fund, Institutional Class, 4.890%**	3,492,221	$3,492

Total Money Market Fund
(Cost $3,492) ($ Thousands)		3,492

Total Investments in Securities — 100.0%
(Cost $14,973) ($ Thousands)		$17,674

Percentages are based on Net Assets of $17,676 ($ Thousands).

** The rate reported is the 7-day effective yield as of September 30, 2024.

Cl — Class

As of September 30, 2024, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended September 30, 2024 ($ Thousands):

Security Description	Value 3/31/24	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/24	Income	Capital Gains
SEI Institutional Managed Trust Real Estate Fund, Cl Y	$2,726	$160	$(522)	$75	$316	$2,755	$24	$—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	5,679	199	(662)	73	285	5,574	59	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	5,872	475	(669)	(117)	292	5,853	162	—
SEI Daily Income Trust Government Fund, Institutional Class	3,546	314	(368)	—	—	3,492	85	—
Totals	$17,823	$1,148	$(2,221)	$31	$893	$17,674	$330	$—

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

Moderate Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Fixed Income Funds — 37.0%
SEI Daily Income Trust Short Duration Government Fund , Cl Y	578,919	$5,876
SEI Daily Income Trust Ultra Short Duration Bond Fund , Cl Y	270,076	2,528
SEI Institutional International Trust Emerging Markets Debt Fund , Cl Y	232,975	2,111
SEI Institutional Managed Trust Core Fixed Income Fund , Cl Y	1,663,933	16,323
SEI Institutional Managed Trust High Yield Bond Fund , Cl Y	387,815	2,110
SEI Institutional Managed Trust Real Return Fund , Cl Y	258,550	2,515

Total Fixed Income Funds
(Cost $32,926) ($ Thousands)		31,463
Equity Funds — 35.0%
SEI Enhanced Low Volatility US Large Cap ETF	125,160	3,710
SEI Enhanced US Large Cap Momentum Factor ETF	379	14
SEI Enhanced US Large Cap Quality Factor ETF	221	8
SEI Enhanced US Large Cap Value Factor ETF	309	10
SEI Institutional International Trust Emerging Markets Equity Fund , Cl Y	220,315	2,686
SEI Institutional International Trust International Equity Fund , Cl Y	297,392	3,967
SEI Institutional Managed Trust Dynamic Asset Allocation Fund , Cl Y	95,354	1,705
SEI Institutional Managed Trust Global Managed Volatility Fund , Cl Y	939,046	10,555
SEI Institutional Managed Trust Large Cap Fund , Cl Y	1	—
SEI Institutional Managed Trust Liquid Alternative Fund , Cl Y	395,332	4,206
SEI Institutional Managed Trust U.S. Managed Volatility Fund , Cl Y	182,220	2,972

Total Equity Funds
(Cost $25,816) ($ Thousands)		29,833
Multi-Asset Funds — 28.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund , Cl Y	1,042,338	8,036
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund , Cl Y	791,385	8,405
SEI Institutional Managed Trust Multi-Asset Income Fund , Cl Y	310,782	3,145

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund , Cl Y	521,691	$4,205

Total Multi-Asset Funds
(Cost $23,861) ($ Thousands)		23,791

Total Investments in Securities — 100.0%
(Cost $82,603) ($ Thousands)		$85,087

Percentages are based on Net Assets of $85,100 ($ Thousands).

Cl — Class

ETF — Exchange Traded Fund

As of September 30, 2024, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

Moderate Strategy Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended September 30, 2024 ($ Thousands):

Security Description	Value 3/31/24	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/24	Income	Capital Gains
SEI Daily Income Trust Short Duration Government Fund, Cl Y	$5,940	$130	$(327)	$(18)	$151	$5,876	$104	$—
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	2,551	96	(140)	(1)	22	2,528	59	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	2,134	103	(217)	(41)	132	2,111	52	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	16,627	603	(1,418)	(306)	817	16,323	370	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	2,140	105	(204)	(31)	100	2,110	57	—
SEI Institutional Managed Trust Real Return Fund, Cl Y	2,548	72	(146)	(7)	48	2,515	62	—
SEI Enhanced Low Volatility US Large Cap ETF	3,478	—	(1)	—	233	3,710	29	—
SEI Enhanced US Large Cap Momentum Factor ETF	12	—	—	—	2	14	—	—
SEI Enhanced US Large Cap Quality Factor ETF	7	—	—	—	1	8	—	—
SEI Enhanced US Large Cap Value Factor ETF	10	—	(1)	—	1	10	—	—
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	2,668	125	(394)	26	261	2,686	—	—
SEI Institutional International Trust International Equity Fund, Cl Y	4,034	191	(634)	50	326	3,967	—	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund , Cl Y	1,720	59	(222)	17	131	1,705	—	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	10,753	38	(1,149)	43	870	10,555	—	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	—	—	—	—	—	—	—	—
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	4,303	197	(337)	18	25	4,206	—	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	3,019	103	(348)	13	185	2,972	32	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	8,190	93	(696)	(222)	671	8,036	—	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	8,539	6	(459)	13	306	8,405	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	3,211	113	(280)	(21)	122	3,145	96	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	4,277	100	(298)	(16)	142	4,205	—	—
Totals	$86,161	$2,134	$(7,271)	$(483)	$4,546	$85,087	$861	$—

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

Moderate Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 67.5%
SEI Institutional International Trust International Equity Fund , Cl Y	211,928	$2,827
SEI Institutional Managed Trust Real Estate Fund , Cl Y	161,262	2,832
SEI Institutional Managed Trust Tax-Managed Large Cap Fund , Cl Y	140,712	5,457
SEI Institutional Managed Trust U.S. Managed Volatility Fund , Cl Y	1,472,884	24,022

Total Equity Funds
(Cost $19,726) ($ Thousands)		35,138
Fixed Income Fund — 18.0%
SEI Institutional Managed Trust High Yield Bond Fund , Cl Y	1,718,126	9,347

Total Fixed Income Fund
(Cost $10,352) ($ Thousands)		9,347

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
Money Market Fund — 14.5%
SEI Daily Income Trust Government Fund, Institutional Class , 4.890%**	7,517,397	$7,517

Total Money Market Fund
(Cost $7,517) ($ Thousands)		7,517

Total Investments in Securities — 100.0%
(Cost $37,595) ($ Thousands)		$52,002

Percentages are based on Net Assets of $52,008 ($ Thousands).

** The rate reported is the 7-day effective yield as of September 30, 2024.

Cl — Class

As of September 30, 2024, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended September 30, 2024 ($ Thousands):

Security Description	Value 3/31/24	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/24	Income	Capital Gains
SEI Institutional International Trust International Equity Fund, Cl Y	$2,869	$31	$(332)	$107	$152	$2,827	$—	$—
SEI Institutional Managed Trust Real Estate Fund, Cl Y	2,848	70	(489)	77	326	2,832	25	—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	5,495	55	(389)	236	60	5,457	28	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	24,245	301	(2,085)	179	1,382	24,022	255	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	9,376	472	(771)	(189)	459	9,347	271	—
SEI Daily Income Trust Government Fund, Institutional Class	7,470	499	(452)	—	—	7,517	182	—
Totals	$52,303	$1,428	$(4,518)	$410	$2,379	$52,002	$761	$—

Amount designated as “— “ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

Aggressive Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 74.5%
SEI Enhanced US Large Cap Momentum Factor ETF	205,708	$7,430
SEI Enhanced US Large Cap Quality Factor ETF	110,003	3,836
SEI Enhanced US Large Cap Value Factor ETF	215,712	7,108
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	644,260	7,854
SEI Institutional International Trust International Equity Fund, Cl Y	1,501,011	20,023
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	547,503	9,789
SEI Institutional Managed Trust Large Cap Fund, Cl Y	804,154	13,518
SEI Institutional Managed Trust Small Cap Fund, Cl Y	387,247	5,669

Total Equity Funds
(Cost $50,926) ($ Thousands)		75,227
Fixed Income Funds — 13.5%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	338,602	3,068
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	555,227	3,020
SIMT Core Fixed Income Fund, Cl Y	769,310	7,547

Total Fixed Income Funds
(Cost $13,478) ($ Thousands)		13,635
Multi-Asset Fund — 12.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	1,572,505	12,124

Total Multi-Asset Fund
(Cost $12,890) ($ Thousands)		12,124

Total Investments in Securities — 100.0%
(Cost $77,294) ($ Thousands)		$100,986

Percentages are based on Net Assets of $100,989 ($ Thousands).

Cl — Class

ETF — Exchange Traded Fund

As of September 30, 2024, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements

SEI Asset Allocation Trust

The following is a summary of the transactions with affiliates for the period ended September 30, 2024 ($ Thousands):

Security Description	Value 3/31/24	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/24	Income	Capital Gains
SEI Enhanced US Large Cap Momentum Factor ETF	$7,659	$—	$(1,023)	$160	$634	$7,430	$15	$—
SEI Enhanced US Large Cap Quality Factor ETF	3,539	—	—	—	297	3,836	18	—
SEI Enhanced US Large Cap Value Factor ETF	7,443	—	(734)	106	293	7,108	64	—
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	7,935	133	(1,019)	62	743	7,854	—	—
SEI Institutional International Trust International Equity Fund, Cl Y	21,198	48	(3,053)	758	1,072	20,023	—	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	10,051	669	(1,820)	459	430	9,789	—	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	14,029	786	(2,174)	328	549	13,518	62	—
SEI Institutional Managed Trust Small Cap Fund, Cl Y	6,119	305	(1,026)	259	12	5,669	25	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	3,235	92	(380)	(15)	136	3,068	77	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	3,270	186	(557)	(18)	139	3,020	58	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	8,236	364	(1,281)	(280)	508	7,547	175	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Institutional Class	12,635	449	(1,624)	(477)	1,141	12,124	—	—
Totals	$105,349	$3,032	$(14,691)	$1,342	$5,954	$100,986	$494	$—

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

Tax-Managed Aggressive Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 88.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	140,725	$1,716
SEI Institutional International Trust International Equity Fund, Cl Y	1,017,478	13,573
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y ‡	1,222,798	47,420
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	413,322	11,523

Total Equity Funds
(Cost $28,663) ($ Thousands)		74,232
Fixed Income Funds — 11.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	371,252	3,363

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,226,433	$6,672

Total Fixed Income Funds
(Cost $11,043) ($ Thousands)		10,035

Total Investments in Securities — 100.0%
(Cost $39,706) ($ Thousands)		$84,267

Percentages are based on Net Assets of $84,277 ($ Thousands).
‡

Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

Cl — Class

As of September 30, 2024, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended September 30, 2024 ($ Thousands):

Security Description	Value 3/31/24	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/24	Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$1,559	$15	$(32)	$3	$171	$1,716	$—	$—
SEI Institutional International Trust International Equity Fund, Cl Y	12,864	—	(518)	70	1,157	13,573	—	—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	45,881	237	(1,300)	126	2,476	47,420	237	—
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	11,488	101	(652)	160	426	11,523	32	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	3,017	225	(24)	(4)	149	3,363	76	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	6,022	564	(97)	2	181	6,672	201	—
Totals	$80,831	$1,142	$(2,623)	$357	$4,560	$84,267	$546	$—

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

Core Market Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 43.3%
SEI Enhanced US Large Cap Momentum Factor ETF	33,102	$1,196
SEI Enhanced US Large Cap Quality Factor ETF	15,187	529
SEI Enhanced US Large Cap Value Factor ETF	33,373	1,099
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	139,026	1,695
SEI Institutional International Trust International Equity Fund, Cl Y	284,744	3,798
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	135,945	2,431
SEI Institutional Managed Trust Large Cap Fund, Cl Y	127,296	2,140
SEI Institutional Managed Trust Small Cap Fund, Cl Y	92,668	1,357
SIMT Global Managed Volatility Fund Global Managed Volatility Fund, Cl Y	179,206	2,014
SIMT Liquid Alternative Fund Liquid Alternative Fund, Cl Y	147,158	1,566

Total Equity Funds
(Cost $12,260) ($ Thousands)		17,825
Fixed Income Funds — 32.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	178,878	1,621
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	296,870	1,615
SIMT Core Fixed Income Fund Core Fixed Income Fund, Cl Y	1,048,880	10,289

Total Fixed Income Funds
(Cost $14,457) ($ Thousands)		13,525
Multi-Asset Funds — 23.8%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	658,623	5,078
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	149,540	1,513
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	394,631	3,181

Total Multi-Asset Funds
(Cost $10,195) ($ Thousands)		9,772

Total Investments in Securities — 100.0%
(Cost $36,912) ($ Thousands)		$41,122

Percentages are based on Net Assets of $41,128 ($ Thousands).

Cl — Class

ETF — Exchange Traded Fund

As of September 30, 2024, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

Core Market Strategy Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended September 30, 2024 ($ Thousands):

Security Description	Value 3/31/24	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/24	Income	Capital Gains
SEI Enhanced US Large Cap Momentum Factor ETF	$1,064	$—	$—	$—	$132	$1,196	$2	$—
SEI Enhanced US Large Cap Quality Factor ETF	489	—	(1)	—	41	529	2	—
SEI Enhanced US Large Cap Value Factor ETF	1,034	—	(1)	—	66	1,099	9	—
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	1,633	84	(195)	7	166	1,695	—	—
SEI Institutional International Trust International Equity Fund, Cl Y	3,771	119	(435)	110	233	3,798	—	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	2,441	97	(312)	44	161	2,431	—	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	2,142	77	(213)	45	89	2,140	10	—
SEI Institutional Managed Trust Small Cap Fund, Cl Y	1,370	94	(174)	42	25	1,357	6	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	2,031	30	(220)	9	164	2,014	—	—
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	1,626	79	(153)	6	8	1,566	—	—
SE Institutional International Trust Emerging Markets Debt Fund, Cl Y	1,606	83	(136)	(13)	81	1,621	39	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,614	120	(171)	(31)	83	1,615	44	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	10,313	559	(904)	(147)	468	10,289	229	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	5,094	205	(498)	(152)	429	5,078	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	1,515	83	(133)	(10)	58	1,513	46	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	3,232	163	(310)	(16)	112	3,181	—	—
Totals	$40,975	$1,793	$(3,856)	$(106)	$2,316	$41,122	$387	$—

Amounts designated as “— “ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

Core Market Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 88.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	36,267	$442
SEI Institutional International Trust International Equity Fund, Cl Y	262,205	3,498
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y ‡	315,944	12,252
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	109,009	3,039

Total Equity Funds
(Cost $6,621) ($ Thousands)		19,231
Fixed Income Funds — 11.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	96,242	872

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	317,257	$1,726

Total Fixed Income Funds
(Cost $2,894) ($ Thousands)		2,598

Total Investments in Securities — 100.0%
(Cost $9,515) ($ Thousands)		$21,829

Percentages are based on Net Assets of $21,832 ($ Thousands).
‡

Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

Cl — Class

As of September 30, 2024, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended September 30, 2024 ($ Thousands):

Security Description	Value 3/31/24	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/24	Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$414	$17	$(34)	$2	$43	$442	$—	$—
SEI Institutional International Trust International Equity Fund, Cl Y	3,385	122	(326)	51	266	3,498	—	—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	11,993	247	(661)	343	330	12,252	62	—
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	3,003	102	(222)	54	102	3,039	8	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	835	47	(46)	(8)	44	872	21	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,673	360	(356)	(27)	76	1,726	52	—
Totals	$21,303	$895	$(1,645)	$415	$861	$21,829	$143	$—

Amounts designated as “— “ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

Market Growth Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 54.8%
SEI Enhanced US Large Cap Momentum Factor ETF	152,714	$5,516
SEI Enhanced US Large Cap Quality Factor ETF	70,930	2,473
SEI Enhanced US Large Cap Value Factor ETF	153,787	5,067
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	520,299	6,342
SEI Institutional International Trust International Equity Fund, Cl Y	1,107,395	14,773
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	435,076	7,779
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	341,340	3,837
SEI Institutional Managed Trust Large Cap Fund, Cl Y	543,408	9,135
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	293,747	3,126
SEI Institutional Managed Trust Small Cap Fund, Cl Y	324,198	4,746

Total Equity Funds
(Cost $43,805) ($ Thousands)		62,794
Fixed Income Funds — 23.4%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	579,865	5,254
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	1,655,568	16,241
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	964,190	5,245

Total Fixed Income Funds
(Cost $28,504) ($ Thousands)		26,740
Multi-Asset Funds — 21.8%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	1,786,783	13,776
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	297,635	3,012
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	1,020,566	8,226

Total Multi-Asset Funds
(Cost $26,501) ($ Thousands)		25,014

Total Investments in Securities — 100.0%
(Cost $98,810) ($ Thousands)		$114,548

Percentages are based on Net Assets of $114,556 ($ Thousands).

Cl — Class

ETF — Exchange Traded Fund

As of September 30, 2024, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Asset Allocation Trust

The following is a summary of the transactions with affiliates for the period ended September 30, 2024 ($ Thousands):

Security Description	Value 3/31/24	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/24	Income	Capital Gains
SEI Enhanced US Large Cap Momentum Factor ETF	$4,909	$—	$(1)	$—	$608	$5,516	$9	$—
SEI Enhanced US Large Cap Quality Factor ETF	2,282	—	—	—	191	2,473	11	—
SEI Enhanced US Large Cap Value Factor ETF	4,763	—	—	—	304	5,067	41	—
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	6,182	65	(561)	41	615	6,342	—	—
SEI Institutional International Trust International Equity Fund, Cl Y	14,938	103	(1,637)	458	911	14,773	—	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	7,921	10	(832)	311	369	7,779	—	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	3,965	18	(483)	26	311	3,837	—	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	9,359	76	(884)	229	355	9,135	43	—
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	3,233	75	(214)	13	19	3,126	—	—
SEI Institutional Managed Trust Small Cap Fund, Cl Y	4,890	229	(613)	64	176	4,746	21	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	5,368	194	(528)	(96)	316	5,254	131	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	16,776	562	(1,608)	(268)	779	16,241	372	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	5,406	262	(584)	(148)	309	5,245	153	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	14,187	141	(1,321)	(463)	1,232	13,776	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	3,110	115	(309)	(23)	119	3,012	93	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	8,520	72	(616)	(65)	315	8,226	—	—
Totals	$115,809	$1,922	$(10,191)	$79	$6,929	$114,548	$874	$-

Amounts designated as “ – “ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2024

Market Growth Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 88.2%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	220,213	$2,684
SEI Institutional International Trust International Equity Fund, Cl Y	1,592,196	21,240
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y ‡	1,909,486	74,050
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	652,062	18,180

Total Equity Funds
(Cost $42,908) ($ Thousands)		116,154
Fixed Income Funds — 11.8%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	577,593	5,233

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,903,179	$10,353

Total Fixed Income Funds
(Cost $17,362) ($ Thousands)		15,586

Total Investments in Securities — 100.0%
(Cost $60,270) ($ Thousands)		$131,740

Percentages are based on Net Assets of $131,755 ($ Thousands).
‡

Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

Cl — Class

As of September 30, 2024, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended September 30, 2024 ($ Thousands):

Security Description	Value 3/31/24	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 9/30/24	Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$2,489	$41	$(122)	$(12)	$288	$2,684	$—	$—
SEI Institutional International Trust International Equity Fund, Cl Y	20,388	46	(1,124)	219	1,711	21,240	—	—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	72,071	372	(2,472)	1,081	2,998	74,050	370	—
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	18,049	70	(865)	268	658	18,180	49	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	4,973	184	(147)	(25)	248	5,233	122	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	9,960	462	(358)	(86)	375	10,353	323	—
Totals	$127,930	$1,175	$(5,088)	$1,445	$6,278	$131,740	$864	$—

Amounts designated as “— “ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust

(This page intentionally left blank)

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

September 30, 2024

	Defensive Strategy Fund		Defensive Strategy Allocation Fund		Conservative Strategy Fund		Conservative Strategy Allocation Fund
Assets:
Investments in affiliated funds, at market value †	$9,094		$2,363		$31,907		$17,674
Income distribution receivable from affiliated funds	19		11		58		56
Receivable for investment securities sold	8		1		26		11
Receivable for fund shares sold	—		—		—		—
Receivable from adviser	—		—		1		1
Prepaid expenses	—		1		7		4
Total Assets	9,121		2,376		31,999		17,746
Liabilities:
Payable for investment securities purchased	19		11		58		56
Payable for fund shares redeemed	4		—		12		3
Shareholder servicing fees payable	1		—		4		4
Distribution fees payable	—		—		1		—
Administrative servicing fees payable	—		—		—		—
Trustees' fees payable	—		—		—		—
Chief Compliance Officers fees payable	—		—		—		—
Accrued expenses	1		2		12		7
Total Liabilities	25		13		87		70
Net Assets	$9,096		$2,363		$31,912		$17,676
† Cost of investments in affiliated funds	$8,693		$2,371		$30,474		$14,973
Net Assets:
Paid in Capital (unlimited authorization - no par value)	$9,132		$4,135		$34,148		$16,082
Total distributable earnings/(loss)	(36)		(1,772)		(2,236)		1,594
Net Assets	$9,096		$2,363		$31,912		$17,676
Net Asset Value, Offering and Redemption Price Per Share — Class F	$9.80		$11.30		$10.64		$12.74
	($8,919,276 ÷ 910,226 shares	)	($2,362,923 ÷ 209,138 shares	)	($31,650,137 ÷ 2,975,357 shares	)	($17,675,937 ÷ 1,387,533 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class D	N/A		N/A		$10.62		N/A
					($159,443 ÷ 15,013 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$9.61		N/A		$10.89		N/A
	($176,795 ÷ 18,403 shares	)			($102,902 ÷ 9,450 shares	)
(1) Net assets divided by shares does not calculate to the stated NAV because net assets and shares are shown rounded.
Amounts designated as "—" are $0 or have been rounded to $0.
N/A - Not applicable. Class D and/or Class I shares currently not offered.
The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust

Moderate Strategy Fund		Moderate Strategy Allocation Fund		Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund		Core Market Strategy Fund		Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund

$85,087		$52,002		$100,986		$84,267		$41,122		$21,829		$114,548		$131,740
112		96		47		48		53		12		107		74
153		37		53		40		44		16		80		90
—		—		7		—		1		—		—		—
3		2		4		3		2		1		4		4
19		11		22		17		9		5		25		27
85,374		52,148		101,119		84,375		41,231		21,863		114,764		131,935

112		97		46		48		53		12		107		75
115		13		14		2		26		6		29		31
15		11		20		17		8		4		23		26
1		—		8		—		—		—		5		—
1		—		2		—		—		—		—		—
—		—		1		—		—		—		1		1
—		—		—		—		—		—		—		1
30		19		39		31		16		9		43		46
274		140		130		98		103		31		208		180
$85,100		$52,008		$100,989		$84,277		$41,128		$21,832		$114,556		$131,755
$82,603		$37,595		$77,294		$39,706		$36,912		$9,515		$98,810		$60,270

$89,983		$38,312		$89,164		$39,914		$42,984		$8,116		$111,436		$57,963
(4,883)		13,696		11,825		44,363		(1,856)		13,716		3,120		73,792
$85,100		$52,008		$100,989		$84,277		$41,128		$21,832		$114,556		$131,755
$12.00		$18.69		$14.99		$27.22		$10.92		$22.25		$13.01		$29.65
($82,882,116 ÷ 6,904,402 shares	)	($52,008,430 ÷ 2,782,808 shares	)	($92,493,419 ÷ 6,169,651 shares	)	($84,276,920 ÷ 3,096,012 shares	)	($41,127,739 ÷ 3,767,362 shares	)	($21,831,779 ÷ 981,397 shares	)	($111,936,864 ÷ 8,606,529 shares	)	($131,754,935 ÷ 4,443,803 shares	)
$12.01		N/A		$14.58		N/A		N/A		N/A		$12.92		N/A
($75,041 ÷ 6,249 shares	)			($1,895,659 ÷ 129,981 shares	)							($366,504 ÷ 28,365 shares	)
$12.43		N/A		$14.39		N/A		$12.84		N/A		$12.73		N/A
($2,142,691 ÷ 172,407 shares	)			($6,599,448 ÷ 458,516 shares	)			($297 ÷ 23 shares	)(1)			($2,253,001 ÷ 176,915 shares	)

SEI Asset Allocation Trust

STATEMENTS OF OPERATIONS (Unaudited) ($ Thousands)

For the six months ended September 30, 2024

	Defensive Strategy Fund	Defensive Strategy Allocation Fund	Conservative Strategy Fund	Conservative Strategy Allocation Fund
Investment Income:
Income distributions from affiliated funds	$144	$60	$416	$330
Expenses
Administration fees	7	2	24	13
Investment advisory fees	5	1	16	8
Shareholder servicing fees — Class F	12	3	39	21
Shareholder servicing fees — Class D	—	—	—	—
Shareholder servicing fees — Class I	—	—	—	—
Trustees' fees	—	—	—	—
Distribution fees — Class D	—	—	1	—
Administrative servicing fees — Class I	—	—	—	—
Registration fees	3	1	11	5
Professional fees	2	—	5	3
Printing fees	2	—	6	3
Chief compliance officer fees	—	—	—	—
Custodian/wire agent fees	—	—	1	1
Other expenses	3	3	5	4
Total expenses	34	10	108	58
Less:
Administration fees waived	(7)	(2)	(24)	(13)
Investment advisory fees waived	(5)	(1)	(16)	(8)
Reimbursement from advisor	(2)	(1)	(9)	(4)
Waiver of shareholder servicing fees — Class F	(7)	—	(14)	—
Net Expenses	13	6	45	33
Net Investment Income	131	54	371	297
Net Realized and Unrealized Gain (Loss) from Affiliated Funds:
Net realized gain (loss) from sales of affiliated funds	14	(7)	(68)	31
Net change in unrealized appreciation from affiliated funds	249	23	1,224	893
Net Realized and Unrealized gain from Affiliated Funds	263	16	1,156	924
Net Increase in Net Assets Resulting from Operations	$394	$70	$1,527	$1,221
Amounts designated as "—" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust

Moderate Strategy Fund	Moderate Strategy Allocation Fund	Aggressive Strategy Fund	Tax-Managed Aggressive Strategy Fund	Core Market Strategy Fund	Core Market Strategy Allocation Fund	Market Growth Strategy Fund	Market Growth Strategy Allocation Fund

$861	$761	$494	$546	$387	$143	$874	$864

63	38	75	60	30	16	85	95
42	25	50	40	20	10	57	63
103	63	115	100	50	26	138	158
—	—	2	—	—	—	1	—
2	—	8	—	—	—	3	—
1	1	2	1	1	—	2	2
1	—	7	—	—	—	2	—
2	—	8	—	—	—	3	—
26	15	31	21	12	6	34	34
14	8	17	13	7	4	19	21
15	9	17	14	7	4	20	22
—	—	—	—	—	—	—	1
4	2	5	4	2	1	5	6
6	5	7	6	5	4	7	8
279	166	344	259	134	71	376	410

(63)	(38)	(75)	(60)	(30)	(16)	(85)	(95)
(42)	(25)	(50)	(40)	(20)	(10)	(57)	(63)
(20)	(12)	(24)	(16)	(9)	(5)	(26)	(26)
(16)	—	—	—	—	—	—	—
138	91	195	143	75	40	208	226
723	670	299	403	312	103	666	638

(483)	410	1,342	357	(106)	415	79	1,445
4,546	2,379	5,954	4,560	2,316	861	6,929	6,278
4,063	2,789	7,296	4,917	2,210	1,276	7,008	7,723
$4,786	$3,459	$7,595	$5,320	$2,522	$1,379	$7,674	$8,361

SEI Asset Allocation Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six months ended September 30, 2024 (Unaudited) and the year ended March 31, 2024

	Defensive Strategy Fund		Defensive Strategy Allocation Fund
	4/01/24 - 9/30/24	2024	4/01/24 - 9/30/24	2024
Operations:
Net investment income	$131	$413	$54	$171
Net realized gain (loss) from sales of affiliated funds	14	(301)	(7)	(47)
Capital gain distributions received from affiliated funds	—	32	—	14
Net change in unrealized appreciation from affiliated funds	249	427	23	37
Net Increase in Net Assets Resulting from Operations	394	571	70	175
Distributions:
Class F	(140)	(404)	(60)	(187)
Class D	N/A	N/A	N/A	N/A
Class I	(2)	(5)	N/A	N/A
Total Distributions	(142)	(409)	(60)	(187)
Capital Share Transactions:(1)
Class F
Proceeds from shares issued	440	5,489	64	105
Reinvestment of dividends & distributions	135	387	54	170
Cost of shares redeemed	(2,105)	(7,683)	(316)	(1,070)
Decrease in Net Assets Derived from Class F Transactions	(1,530)	(1,807)	(198)	(795)
Class D
Proceeds from shares issued	N/A	N/A	N/A	N/A
Reinvestment of dividends & distributions	N/A	N/A	N/A	N/A
Cost of shares redeemed	N/A	N/A	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class D Transactions	N/A	N/A	N/A	N/A
Class I
Proceeds from shares issued	8	101	N/A	N/A
Reinvestment of dividends & distributions	2	5	N/A	N/A
Cost of shares redeemed	(1)	(28)	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class I Transactions	9	78	N/A	N/A
Decrease in Net Assets Derived From Capital Share Transactions	(1,521)	(1,729)	(198)	(795)
Net Decrease in Net Assets	(1,269)	(1,567)	(188)	(807)
Net Assets:
Beginning of Period	10,365	11,932	2,551	3,358
End of Period	$9,096	$10,365	$2,363	$2,551

(1)	For Capital Share Transactions see footnote 4 in the notes to financial statements.

Amounts designated as "—" are $0 or have been rounded to $0.

N/A — Not applicable. Class D and Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust

Conservative Strategy Fund		Conservative Strategy Allocation Fund		Moderate Strategy Fund		Moderate Strategy Allocation Fund
4/01/24 - 9/30/24	2024	4/01/24 - 9/30/24	2024	4/01/24 - 9/30/24	2024	4/01/24 - 9/30/24	2024

$371	$1,324	$297	$920	$723	$2,683	$670	$1,853
(68)	(1,662)	31	(181)	(483)	(3,900)	410	407
—	237	—	772	—	996	—	2,952
1,224	2,079	893	359	4,546	6,206	2,379	862
1,527	1,978	1,221	1,870	4,786	5,985	3,459	6,074

(393)	(1,392)	(334)	(1,615)	(752)	(2,714)	(720)	(4,890)
(1)	(6)	N/A	N/A	(1)	(5)	N/A	N/A
(1)	(3)	N/A	N/A	(14)	(49)	N/A	N/A
(395)	(1,401)	(334)	(1,615)	(767)	(2,768)	(720)	(4,890)

986	1,474	594	1,059	1,994	4,217	400	1,971
385	1,347	307	1,485	724	2,617	655	4,460
(3,148)	(17,351)	(1,936)	(4,214)	(7,837)	(19,343)	(4,085)	(9,758)
(1,777)	(14,530)	(1,035)	(1,670)	(5,119)	(12,509)	(3,030)	(3,327)

1	1	N/A	N/A	16	32	N/A	N/A
—	1	N/A	N/A	—	1	N/A	N/A
(41)	—	N/A	N/A	(148)	(60)	N/A	N/A
(40)	2	N/A	N/A	(132)	(27)	N/A	N/A

2	5	N/A	N/A	175	276	N/A	N/A
1	3	N/A	N/A	14	49	N/A	N/A
(1)	(34)	N/A	N/A	(9)	(580)	N/A	N/A
2	(26)	N/A	N/A	180	(255)	N/A	N/A
(1,815)	(14,554)	(1,035)	(1,670)	(5,071)	(12,791)	(3,030)	(3,327)
(683)	(13,977)	(148)	(1,415)	(1,052)	(9,574)	(291)	(2,143)

32,595	46,572	17,824	19,239	86,152	95,726	52,299	54,442
$31,912	$32,595	$17,676	$17,824	$85,100	$86,152	$52,008	$52,299

SEI Asset Allocation Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six months ended September 30, 2024 (Unaudited) and the year ended March 31, 2024

	Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund
	4/01/24 - 9/30/24	2024	4/01/24 - 9/30/24	2024
Operations:
Net investment income	$299	$1,884	$403	$1,374
Net realized gain (loss) from sales of affiliated funds	1,342	(5,977)	357	(1)
Capital gain distributions received from affiliated funds	—	1,944	—	2,148
Net change in unrealized appreciation from affiliated funds	5,954	16,611	4,560	9,888
Net Increase in Net Assets Resulting from Operations	7,595	14,462	5,320	13,409
Distributions:
Class F	(314)	(3,503)	(415)	(4,070)
Class D	—	(44)	N/A	N/A
Class I	(13)	(189)	N/A	N/A
Return of Capital:
Class F	—	(268)	N/A	N/A
Class D	—	(3)	N/A	N/A
Class I	—	(14)	N/A	N/A
Total Distributions	(327)	(4,021)	(415)	(4,070)
Capital Share Transactions:(1)
Class F
Proceeds from shares issued	1,104	2,923	645	1,056
Reinvestment of dividends & distributions	304	3,629	374	3,677
Cost of shares redeemed	(12,943)	(28,290)	(2,468)	(4,285)
Increase (Decrease) in Net Assets Derived from Class F Transactions	(11,535)	(21,738)	(1,449)	448
Class D
Proceeds from shares issued	168	503	N/A	N/A
Reinvestment of dividends & distributions	—	40	N/A	N/A
Cost of shares redeemed	(209)	(180)	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class D Transactions	(41)	363	N/A	N/A
Class I
Proceeds from shares issued	273	1,545	N/A	N/A
Reinvestment of dividends & distributions	13	201	N/A	N/A
Cost of shares redeemed	(315)	(2,770)	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class I Transactions	(29)	(1,024)	N/A	N/A
Increase (Decrease) in Net Assets Derived From Capital Share Transactions	(11,605)	(22,399)	(1,449)	448
Net Increase (Decrease) in Net Assets	(4,337)	(11,958)	3,456	9,787
Net Assets:
Beginning of Period	105,326	117,284	80,821	71,034
End of Period	$100,989	$105,326	$84,277	$80,821

(1)	For Capital Share Transactions see footnote 4 in the notes to financial statements.

Amounts designated as "—" are $0 or have been rounded to $0.

N/A — Not applicable. Class D and Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust

Core Market Strategy Fund		Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund
4/01/24 - 9/30/24	2024	4/01/24 - 9/30/24	2024	4/01/24 - 9/30/24	2024	4/01/24 - 9/30/24	2024

$312	$1,155	$103	$394	$666	$2,876	$638	$2,237
(106)	(1,825)	415	928	79	(5,779)	1,445	1,482
—	526	—	607	—	1,703	—	3,478
2,316	3,912	861	1,819	6,929	14,054	6,278	14,401
2,522	3,768	1,379	3,748	7,674	12,854	8,361	21,598

(335)	(1,251)	(68)	(1,379)	(703)	(3,678)	(672)	(6,684)
N/A	N/A	N/A	N/A	—	(32)	N/A	N/A
—	—	N/A	N/A	(11)	(63)	N/A	N/A

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
(335)	(1,251)	(68)	(1,379)	(714)	(3,773)	(672)	(6,684)

1,615	839	542	132	1,843	5,287	682	2,349
325	1,210	60	1,213	683	3,573	600	6,007
(3,970)	(7,909)	(1,384)	(3,662)	(10,693)	(28,699)	(5,128)	(12,097)
(2,030)	(5,860)	(782)	(2,317)	(8,167)	(19,839)	(3,846)	(3,741)

N/A	N/A	N/A	N/A	70	48	N/A	N/A
N/A	N/A	N/A	N/A	—	30	N/A	N/A
N/A	N/A	N/A	N/A	(182)	(1,438)	N/A	N/A
N/A	N/A	N/A	N/A	(112)	(1,360)	N/A	N/A

—	—	N/A	N/A	144	413	N/A	N/A
—	—	N/A	N/A	11	63	N/A	N/A
—	—	N/A	N/A	(68)	(2,390)	N/A	N/A
—	—	N/A	N/A	87	(1,914)	N/A	N/A
(2,030)	(5,860)	(782)	(2,317)	(8,192)	(23,113)	(3,846)	(3,741)
157	(3,343)	529	52	(1,232)	(14,032)	3,843	11,173

40,971	44,314	21,303	21,251	115,788	129,820	127,912	116,739
$41,128	$40,971	$21,832	$21,303	$114,556	$115,788	$131,755	$127,912

SEI Asset Allocation Trust

FINANCIAL HIGHLIGHTS

For the six months ended September 30, 2024 (Unaudited) and the years ended March 31,

For a Share Outstanding Throughout Each Period/Year

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets**		Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Defensive Strategy Fund
Class F
2024@	$9.54	$0.13	$0.26	$0.39	$(0.13)	$—	$(0.13)	$9.80	4.16%	$8,919	0.27	%‡	0.71%	2.63%	5%
2024	9.40	0.34	0.13	0.47	(0.33)	—	(0.33)	9.54	5.13	10,202	0.21		0.64	3.60	57
2023	9.81	0.27	(0.33)	(0.06)	(0.25)	(0.10)	(0.35)	9.40	(0.60)	11,851	0.21		0.61	2.88	18
2022	10.11	0.13	(0.09)	0.04	(0.18)	(0.16)	(0.34)	9.81	0.41	14,438	0.21		0.62	1.23	27
2021	9.72	0.07	0.51	0.58	(0.19)	—	(0.19)	10.11	5.99	17,330	0.21		0.58	0.68	143
2020	9.88	0.19	(0.11)	0.08	(0.24)	—	(0.24)	9.72	0.77	16,031	0.21		0.59	1.92	17
Class I
2024@	$9.36	$0.11	$0.26	$0.37	$(0.12)	$—	$(0.12)	$9.61	4.00%	$177	0.51	%‡	0.96%	2.38%	5%
2024	9.22	0.32	0.13	0.45	(0.31)	—	(0.31)	9.36	4.99	163	0.46		0.89	3.53	57
2023	9.62	0.26	(0.35)	(0.09)	(0.21)	(0.10)	(0.31)	9.22	(0.88)	81	0.46		0.87	2.74	18
2022	9.93	0.18	(0.17)	0.01	(0.16)	(0.16)	(0.32)	9.62	0.09	77	0.46		0.86	1.83	27
2021	9.54	0.04	0.52	0.56	(0.17)	—	(0.17)	9.93	5.84	370	0.46		0.83	0.43	143
2020	9.70	0.16	(0.10)	0.06	(0.22)	—	(0.22)	9.54	0.53	429	0.46		0.84	1.67	17
Defensive Strategy Allocation Fund
Class F
2024@	$11.25	$0.25	$0.07	$0.32	$(0.27)	$—	$(0.27)	$11.30	2.94%	$2,363	0.59	%‡	0.90%	4.44%	7%
2024	11.29	0.63	0.02	0.65	(0.69)	—	(0.69)	11.25	5.98	2,551	0.35		0.65	5.65	15
2023	11.63	0.34	(0.29)	0.05	(0.39)	—	(0.39)	11.29	0.52	3,358	0.35		0.62	2.96	34
2022	11.71	0.09	(0.07)	0.02	(0.10)	—	(0.10)	11.63	0.18	4,343	0.35		0.60	0.74	13
2021	11.36	0.10	0.45	0.55	(0.20)	— ^	(0.20)	11.71	4.88	6,236	0.35		0.61	0.86	27
2020	14.25	0.44	(2.56)	(2.12)	(0.53)	(0.24)	(0.77)	11.36	(16.02)	7,572	0.35		0.58	3.07	49
Conservative Strategy Fund
Class F
2024@	$10.26	$0.12	$0.39	$0.51	$(0.13)	$—	$(0.13)	$10.64	5.01%	$31,650	0.28	%‡	0.68%	2.34%	4%
2024	10.01	0.34	0.28	0.62	(0.37)	—	(0.37)	10.26	6.32	32,304	0.26		0.65	3.37	17
2023	10.75	0.35	(0.59)	(0.24)	(0.35)	(0.15)	(0.50)	10.01	(2.12)	46,264	0.26		0.62	3.42	18
2022	10.99	0.20	(0.02)	0.18	(0.29)	(0.13)	(0.42)	10.75	1.56	58,538	0.26		0.60	1.81	8
2021	10.15	0.12	0.96	1.08	(0.19)	(0.05)	(0.24)	10.99	10.71	64,670	0.26		0.60	1.07	20
2020	10.66	0.23	(0.39)	(0.16)	(0.30)	(0.05)	(0.35)	10.15	(1.68)	62,724	0.26		0.59	2.12	18
Class D
2024@	$10.25	$0.08	$0.38	$0.46	$(0.09)	$—	$(0.09)	$10.62	4.50%	$159	1.03	%‡	1.43%	1.58%	4%
2024	9.99	0.28	0.27	0.55	(0.29)	—	(0.29)	10.25	5.63	194	1.01		1.40	2.83	17
2023	10.72	0.25	(0.56)	(0.31)	(0.27)	(0.15)	(0.42)	9.99	(2.82)	188	1.01		1.37	2.49	18
2022	10.97	—	0.08	0.08	(0.20)	(0.13)	(0.33)	10.72	0.64	268	1.01		1.35	0.02	8
2021	10.13	0.04	0.96	1.00	(0.11)	(0.05)	(0.16)	10.97	9.91	4,507	1.01		1.35	0.34	20
2020	10.64	0.15	(0.39)	(0.24)	(0.22)	(0.05)	(0.27)	10.13	(2.43)	3,580	1.01		1.34	1.39	18
Class I
2024@	$10.50	$0.11	$0.40	$0.51	$(0.12)	$—	$(0.12)	$10.89	4.86%	$103	0.53	%‡	0.93%	2.09%	4%
2024	10.23	0.34	0.27	0.61	(0.34)	—	(0.34)	10.50	6.11	97	0.51		0.90	3.33	17
2023	10.97	0.34	(0.61)	(0.27)	(0.32)	(0.15)	(0.47)	10.23	(2.38)	120	0.51		0.87	3.30	18
2022	11.20	0.18	(0.02)	0.16	(0.26)	(0.13)	(0.39)	10.97	1.35	125	0.51		0.85	1.61	8
2021	10.34	0.06	1.00	1.06	(0.15)	(0.05)	(0.20)	11.20	10.35	342	0.51		0.85	0.58	20
2020	10.85	0.20	(0.38)	(0.18)	(0.28)	(0.05)	(0.33)	10.34	(1.89)	802	0.51		0.84	1.86	18

.

*	Per share calculations were performed using average shares.
**	The expense ratios do not include expenses of the underlying affiliated investment companies.
†

Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

@	For the six-month period ended September 30, 2024. All ratios for the period have been annualized.
^	Includes return of capital less than $0.005.
‡

The expense ratio includes Proxy fees. Had the fees been excluded, the expense ratio would have been equal to, or less than, the voluntary expense limitation. See Note 3 in the Notes to Financial Statements.

Amounts designated as "—" are $0 or have been rounded to $0.

SEI Asset Allocation Trust

FINANCIAL HIGHLIGHTS

For the six months ended September 30, 2024 (Unaudited) and the years ended March 31,

For a Share Outstanding Throughout Each Period/Year

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets**		Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Conservative Strategy Allocation Fund
Class F
2024@	$12.08	$0.21	$0.68	$0.89	$(0.23)	$—	$(0.23)	$12.74	7.56%	$17,676	0.39	%‡	0.68%	3.49%	6%
2024	11.90	0.59	0.63	1.22	(0.69)	(0.35)	(1.04)	12.08	10.88	17,824	0.35		0.65	5.01	16
2023	13.37	0.43	(1.21)	(0.78)	(0.69)	—	(0.69)	11.90	(5.78)	19,239	0.35		0.62	3.51	21
2022	12.78	0.32	0.80	1.12	(0.53)	—	(0.53)	13.37	8.90	27,191	0.35		0.60	2.38	12
2021	10.46	0.30	2.42	2.72	(0.40)	—	(0.40)	12.78	26.55	29,156	0.35		0.60	2.57	23
2020	13.21	0.38	(1.94)	(1.56)	(0.45)	(0.74)	(1.19)	10.46	(13.46)	31,302	0.35		0.59	2.86	22
Moderate Strategy Fund
Class F
2024@	$11.44	$0.10	$0.56	$0.66	$(0.10)	$—	$(0.10)	$12.00	5.86%	$82,882	0.32	%‡	0.66%	1.72%	3%
2024	11.02	0.33	0.43	0.76	(0.34)	—	(0.34)	11.44	7.08	84,082	0.31		0.64	2.98	27
2023	12.65	0.48	(1.09)	(0.61)	(0.50)	(0.52)	(1.02)	11.02	(4.62)	93,455	0.31		0.62	4.13	16
2022	12.87	0.33	0.11	0.44	(0.53)	(0.13)	(0.66)	12.65	3.30	120,332	0.31		0.60	2.53	11
2021	11.37	0.13	1.71	1.84	(0.22)	(0.12)	(0.34)	12.87	16.32	142,002	0.31		0.60	1.08	33
2020	12.17	0.26	(0.64)	(0.38)	(0.42)	—	(0.42)	11.37	(3.45)	141,208	0.31		0.59	2.06	27
Class D
2024@	$11.43	$0.06	$0.56	$0.62	$(0.04)	$—	$(0.04)	$12.01	5.45%	$75	1.07	%‡	1.41%	0.99%	3%
2024	11.00	0.26	0.43	0.69	(0.26)	—	(0.26)	11.43	6.39	203	1.06		1.40	2.32	27
2023	12.63	0.40	(1.10)	(0.70)	(0.41)	(0.52)	(0.93)	11.00	(5.39)	221	1.06		1.37	3.46	16
2022	12.83	0.03	0.32	0.35	(0.42)	(0.13)	(0.55)	12.63	2.61	266	1.06		1.35	0.24	11
2021	11.34	0.05	1.69	1.74	(0.13)	(0.12)	(0.25)	12.83	15.40	3,908	1.06		1.35	0.38	33
2020	12.13	0.17	(0.64)	(0.47)	(0.32)	—	(0.32)	11.34	(4.10)	3,419	1.06		1.34	1.37	27
Class I
2024@	$11.84	$0.09	$0.59	$0.68	$(0.09)	$—	$(0.09)	$12.43	5.78%	$2,143	0.57	%‡	0.91%	1.47%	3%
2024	11.39	0.32	0.45	0.77	(0.32)	—	(0.32)	11.84	6.85	1,867	0.56		0.90	2.81	27
2023	13.04	0.50	(1.16)	(0.66)	(0.47)	(0.52)	(0.99)	11.39	(4.90)	2,050	0.56		0.86	4.22	16
2022	13.24	0.35	0.07	0.42	(0.49)	(0.13)	(0.62)	13.04	3.10	1,894	0.56		0.85	2.58	11
2021	11.70	0.11	1.74	1.85	(0.19)	(0.12)	(0.31)	13.24	15.91	2,409	0.56		0.85	0.87	33
2020	12.50	0.23	(0.64)	(0.41)	(0.39)	—	(0.39)	11.70	(3.60)	2,131	0.56		0.84	1.82	27
Moderate Strategy Allocation Fund
Class F
2024@	$17.69	$0.23	$1.02	$1.25	$(0.25)	$—	$(0.25)	$18.69	7.16%	$52,008	0.36	%‡	0.66%	2.65%	2%
2024	17.30	0.61	1.44	2.05	(0.69)	(0.97)	(1.66)	17.69	12.60	52,299	0.35		0.64	3.54	13
2023	19.78	0.47	(1.24)	(0.77)	(0.65)	(1.06)	(1.71)	17.30	(3.70)	54,442	0.35		0.62	2.60	16
2022	19.71	0.38	1.36	1.74	(0.77)	(0.90)	(1.67)	19.78	8.94	67,097	0.35		0.59	1.90	15
2021	15.94	0.35	4.67	5.02	(0.43)	(0.82)	(1.25)	19.71	32.25	68,502	0.35		0.60	1.92	17
2020	20.00	0.46	(2.85)	(2.39)	(0.51)	(1.16)	(1.67)	15.94	(13.64)	60,497	0.35		0.59	2.25	11

*	Per share calculations were performed using average shares.
**	The expense ratios do not include expenses of the underlying affiliated investment companies.
†

Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

@	For the six-month period ended September 30, 2024. All ratios for the period have been annualized.
‡

The expense ratio includes Proxy fees. Had the fees been excluded, the expense ratio would have been equal to, or less than, the voluntary expense limitation. See Note 3 in the Notes to Financial Statements.

Amounts designated as "—" are $0 or have been rounded to $0.

SEI Asset Allocation Trust

FINANCIAL HIGHLIGHTS

For the six months ended September 30, 2024 (Unaudited) and the years ended March 31,

For a Share Outstanding Throughout Each Period/Year

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets**		Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Aggressive Strategy Fund
Class F
2024@	$13.92	$0.04	$1.08	$1.12	$(0.05)		$—	$(0.05)	$14.99	8.05%	$92,493	0.36	%‡	0.66%	0.63%	3%
2024	12.52	0.23	1.67	1.90	(0.28	)(1)	(0.22)	(0.50)	13.92	15.56	97,357	0.35		0.65	1.77	18
2023	16.05	0.43	(1.72)	(1.29)	(0.46)		(1.78)	(2.24)	12.52	(7.29)	109,345	0.35		0.62	3.12	20
2022	17.09	0.47	(0.02)	0.45	(0.95)		(0.54)	(1.49)	16.05	2.19	139,099	0.35		0.59	2.69	18
2021	12.41	0.19	5.16	5.35	(0.28)		(0.39)	(0.67)	17.09	43.43	154,482	0.35		0.60	1.25	19
2020	14.76	0.25	(1.73)	(1.48)	(0.44)		(0.43)	(0.87)	12.41	(11.14)	123,231	0.35		0.59	1.63	21
Class D
2024@	$13.55	$(0.01)	$1.04	$1.03	$—	^	$—	$— ^	$14.58	7.63%	$1,896	1.11	%‡	1.40%	(0.12)%	3%
2024	12.21	0.14	1.61	1.75	(0.19	)(2)	(0.22)	(0.41)	13.55	14.61	1,806	1.10		1.40	1.09	18
2023	15.73	0.33	(1.68)	(1.35)	(0.39)		(1.78)	(2.17)	12.21	(7.88)	1,287	1.10		1.37	2.43	20
2022	16.83	(0.31)	0.62	0.31	(0.87)		(0.54)	(1.41)	15.73	1.35	1,470	1.10		1.34	(1.75)	18
2021	12.25	0.09	5.07	5.16	(0.19)		(0.39)	(0.58)	16.83	42.37	19,093	1.10		1.35	0.57	19
2020	14.59	0.15	(1.72)	(1.57)	(0.34)		(0.43)	(0.77)	12.25	(11.79)	12,914	1.10		1.34	0.97	21
Class I
2024@	$13.36	$0.03	$1.03	$1.06	$(0.03)		$—	$(0.03)	$14.39	7.95%	$6,600	0.61	%‡	0.91%	0.37%	3%
2024	12.04	0.21	1.58	1.79	(0.25	)(3)	(0.22)	(0.47)	13.36	15.22	6,163	0.60		0.90	1.71	18
2023	15.52	0.40	(1.67)	(1.27)	(0.43)		(1.78)	(2.21)	12.04	(7.47)	6,652	0.60		0.87	3.02	20
2022	16.58	0.46	(0.07)	0.39	(0.91)		(0.54)	(1.45)	15.52	1.89	6,977	0.60		0.84	2.71	18
2021	12.05	0.15	5.01	5.16	(0.24)		(0.39)	(0.63)	16.58	43.13	9,861	0.60		0.85	1.04	19
2020	14.36	0.21	(1.69)	(1.48)	(0.40)		(0.43)	(0.83)	12.05	(11.40)	6,834	0.60		0.84	1.40	21
Tax-Managed Aggressive Strategy Fund
Class F
2024@	$25.64	$0.13	$1.58	$1.71	$(0.13)		$—	$(0.13)	$27.22	6.71%	$84,277	0.36	%‡	0.65%	1.00%	1%
2024	22.66	0.44	3.85	4.29	(0.48)		(0.83)	(1.31)	25.64	19.53	80,821	0.35		0.65	1.86	6
2023	26.61	0.36	(1.81)	(1.45)	(0.46)		(2.04)	(2.50)	22.66	(5.03)	71,034	0.35		0.62	1.51	10
2022	26.03	0.34	1.26	1.60	(0.52)		(0.50)	(1.02)	26.61	6.00	87,208	0.35		0.59	1.24	8
2021	17.53	0.27	9.21	9.48	(0.31)		(0.67)	(0.98)	26.03	54.85	86,953	0.35		0.60	1.22	8
2020	20.91	0.32	(3.08)	(2.76)	(0.33)		(0.29)	(0.62)	17.53	(13.77)	58,907	0.35		0.59	1.51	12

*	Per share calculations were performed using average shares.
**	The expense ratios do not include expenses of the underlying affiliated investment companies.
†

Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

^	Amount represents less than $0.005 per share.
(1)	Includes a return of capital of $0.04 per share.
(2)	Includes a return of capital of $0.02 per share.
(3)	Includes a return of capital of $0.03 per share.
@	For the six-month period ended September 30, 2024. All ratios for the period have been annualized.
‡

The expense ratio includes Proxy fees. Had the fees been excluded, the expense ratio would have been equal to, or less than, the voluntary expense limitation. See Note 3 in the Notes to Financial Statements.

Amounts designated as "—" are $0 or have been rounded to $0.

SEI Asset Allocation Trust

FINANCIAL HIGHLIGHTS

For the six months ended September 30, 2024 (Unaudited) and the years ended March 31,

For a Share Outstanding Throughout Each Period/Year

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets**		Ratio of Expenses to Average Net Assets (Excluding Waivers)**		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Core Market Strategy Fund
Class F
2024@	$10.33	$0.08	$0.60	$0.68	$(0.09)	$—	$(0.09)	$10.92	6.60%	$41,128	0.37	%‡	0.66%		1.56%	4%
2024	9.71	0.27	0.64	0.91	(0.29)	—	(0.29)	10.33	9.61	40,971	0.35		0.65		2.74	19
2023	11.57	0.42	(1.25)	(0.83)	(0.47)	(0.56)	(1.03)	9.71	(6.91)	44,314	0.35		0.62		4.05	16
2022	12.52	0.39	(0.11)	0.28	(0.64)	(0.59)	(1.23)	11.57	1.81	65,450	0.35		0.60		3.09	15
2021	10.33	0.17	2.56	2.73	(0.30)	(0.24)	(0.54)	12.52	26.72	78,990	0.35		0.60		1.40	16
2020	11.52	0.23	(0.80)	(0.57)	(0.41)	(0.21)	(0.62)	10.33	(5.56)	72,975	0.35		0.59		1.95	27
Class I
2024@	$12.13	$0.11	$0.69	$0.80	$(0.09)	$—	$(0.09)	$12.84	6.61%	$—	0.01	%††‡	0.01	%††	1.82%	4%
2024	11.29	0.36	0.77	1.13	(0.29)	—	(0.29)	12.13	10.15	—	—	††	—	††	3.15	19
2023	13.16	0.61	(1.47)	(0.86)	(0.45)	(0.56)	(1.01)	11.29	(6.31)	—	(0.01	)‡	—	‡	5.16	16
2022	14.03	0.71	(0.38)	0.33	(0.61)	(0.59)	(1.20)	13.16	2.01	—	0.56		0.65		4.89	15
2021	11.45	0.10	3.01	3.11	(0.29)	(0.24)	(0.53)	14.03	27.44	2	0.33	‡	0.38	‡	0.70	16
2020	12.63	0.35	(0.92)	(0.57)	(0.40)	(0.21)	(0.61)	11.45	(5.04)	—	—	^^	—	^^	2.68	27
Core Market Strategy Allocation Fund
Class F
2024@	$20.91	$0.10	$1.31	$1.41	$(0.07)	$—	$(0.07)	$22.25	6.75%	$21,832	0.38	%‡	0.67%		0.98%	3%
2024	18.69	0.36	3.16	3.52	(0.40)	(0.90)	(1.30)	20.91	19.49	21,303	0.35		0.64		1.87	6
2023	21.81	0.29	(1.47)	(1.18)	(0.38)	(1.56)	(1.94)	18.69	(5.04)	21,251	0.35		0.61		1.52	7
2022	22.35	0.29	1.12	1.41	(0.44)	(1.51)	(1.95)	21.81	5.98	25,419	0.35		0.60		1.24	9
2021	15.31	0.24	8.00	8.24	(0.27)	(0.93)	(1.20)	22.35	54.79	25,876	0.35		0.60		1.23	5
2020	18.64	0.29	(2.66)	(2.37)	(0.30)	(0.66)	(0.96)	15.31	(13.80)	20,498	0.35		0.59		1.51	10
Market Growth Strategy Fund
Class F
2024@	$12.23	$0.07	$0.79	$0.86	$(0.08)	$—	$(0.08)	$13.01	7.05%	$111,937	0.36	%‡	0.65%		1.18%	2%
2024	11.29	0.28	1.04	1.32	(0.32)	(0.06)	(0.38)	12.23	11.93	113,299	0.35		0.65		2.47	20
2023	13.62	0.50	(1.48)	(0.98)	(0.52)	(0.83)	(1.35)	11.29	(6.78)	124,296	0.35		0.62		4.15	18
2022	14.60	0.46	—	0.46	(0.80)	(0.64)	(1.44)	13.62	2.71	159,472	0.35		0.59		3.06	13
2021	11.42	0.18	3.56	3.74	(0.29)	(0.27)	(0.56)	14.60	33.05	184,903	0.35		0.60		1.34	13
2020	12.96	0.24	(1.19)	(0.95)	(0.43)	(0.16)	(0.59)	11.42	(8.00)	161,376	0.35		0.59		1.83	20
Class D
2024@	$12.12	$0.03	$0.78	$0.81	$(0.01)	$—	$(0.01)	$12.92	6.65%	$366	1.11	%‡	1.40%		0.42%	2%
2024	11.19	0.18	1.04	1.22	(0.23)	(0.06)	(0.29)	12.12	11.05	454	1.10		1.39		1.55	20
2023	13.52	0.41	(1.47)	(1.06)	(0.44)	(0.83)	(1.27)	11.19	(7.49)	1,726	1.10		1.37		3.42	18
2022	14.51	0.12	0.23	0.35	(0.70)	(0.64)	(1.34)	13.52	1.99	2,003	1.10		1.35		0.83	13
2021	11.36	0.07	3.55	3.62	(0.20)	(0.27)	(0.47)	14.51	32.00	5,307	1.10		1.35		0.56	13
2020	12.89	0.15	(1.19)	(1.04)	(0.33)	(0.16)	(0.49)	11.36	(8.65)	4,749	1.10		1.34		1.12	20
Class I
2024@	$11.97	$0.06	$0.76	$0.82	$(0.06)	$—	$(0.06)	$12.73	6.90%	$2,253	0.61	%‡	0.90%		0.93%	2%
2024	11.06	0.24	1.02	1.26	(0.29)	(0.06)	(0.35)	11.97	11.60	2,034	0.60		0.90		2.18	20
2023	13.37	0.46	(1.45)	(0.99)	(0.49)	(0.83)	(1.32)	11.06	(7.00)	3,799	0.60		0.87		3.93	18
2022	14.36	0.48	(0.07)	0.41	(0.76)	(0.64)	(1.40)	13.37	2.42	4,691	0.60		0.85		3.25	13
2021	11.24	0.15	3.50	3.65	(0.26)	(0.27)	(0.53)	14.36	32.71	4,423	0.60		0.85		1.14	13
2020	12.76	0.15	(1.11)	(0.96)	(0.40)	(0.16)	(0.56)	11.24	(8.21)	3,352	0.60		0.84		1.12	20

*	Per share calculations were performed using average shares.
**	The expense ratios do not include expenses of the underlying affiliated investment companies.
†

Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	The ratio appears lower due to the relative net asset value of Class I. Prospectively, it is expected the ratio of net expenses to average net assets would approximate 0.60% (0.90% excluding waivers).
‡	The ratio appears lower due to the relative net asset value of Class I. Prospectively, it is expected the ratio of net expenses to average net assets would approximate 0.60% (0.85% excluding waivers).
@	For the six-month period ended September 30, 2024. All ratios for the period have been annualized.
^^	The ratio appears lower due to the relative net asset value of Class I. Prospectively, it is expected the ratio of net expenses to average net assets would approximate 0.60% (0.84% excluding waivers).
‡

The expense ratio includes Proxy fees. Had the fees been excluded, the expense ratio would have been equal to, or less than, the voluntary expense limitation. See Note 3 in the Notes to Financial Statements.

Amounts designated as "—" are $0 or have been rounded to $0.

SEI Asset Allocation Trust

FINANCIAL HIGHLIGHTS

For the six months ended September 30, 2024 (Unaudited) and the years ended March 31,

For a Share Outstanding Throughout Each Period/Year

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets**		Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Market Growth Strategy Allocation Fund
Class F
2024@	$27.93	$0.14	$1.73	$1.87	$(0.15)	$—	$(0.15)	$29.65	6.72%	$131,755	0.36	%‡	0.65%	1.00%	1%
2024	24.71	0.48	4.19	4.67	(0.52)	(0.93)	(1.45)	27.93	19.50	127,912	0.35		0.64	1.87	6
2023	28.63	0.39	(1.94)	(1.55)	(0.50)	(1.87)	(2.37)	24.71	(5.06)	116,739	0.35		0.62	1.52	7
2022	28.65	0.38	1.42	1.80	(0.58)	(1.24)	(1.82)	28.63	6.06	134,399	0.35		0.59	1.25	9
2021	19.50	0.30	10.22	10.52	(0.34)	(1.03)	(1.37)	28.65	54.87	135,260	0.35		0.60	1.22	4
2020	23.46	0.36	(3.42)	(3.06)	(0.37)	(0.53)	(0.90)	19.50	(13.83)	100,226	0.35		0.59	1.51	10

*	Per share calculations were performed using average shares.
**	The expense ratios do not include expenses of the underlying affiliated investment companies.
†

Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

@	For the six-month period ended September 30, 2024. All ratios for the period have been annualized.
‡

The expense ratio includes Proxy fees. Had the fees been excluded, the expense ratio would have been equal to, or less than, the voluntary expense limitation. See Note 3 in the Notes to Financial Statements.

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust

(This page intentionally left blank)

NOTES TO FINANCIAL STATEMENTS (Unaudited)

September 30, 2024

1. ORGANIZATION

SEI Asset Allocation Trust (the “Trust”) is organized as a Massachusetts Business Trust under a Declaration of Trust dated November 20, 1995. The Trust is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment company with twelve funds: Defensive Strategy Fund, Defensive Strategy Allocation Fund, Conservative Strategy Fund, Conservative Strategy Allocation Fund, Moderate Strategy Fund, Moderate Strategy Allocation Fund, Aggressive Strategy Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Fund, Core Market Strategy Allocation Fund, Market Growth Strategy Fund and Market Growth Strategy Allocation Fund (each a “Fund,” collectively the “Funds”). Each Fund is a “fund of funds” and offers shareholders the opportunity to invest in certain underlying affiliated investment companies, which are separately managed series of the following investment companies: SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, and SEI Exchange Traded Funds. The Declaration of Trust permits the Trust to offer separate classes of shares in each Fund, as follows: Defensive Strategy Fund, Conservative Strategy Fund, Moderate Strategy Fund, Aggressive Strategy Fund, Core Market Strategy Fund and Market Growth Strategy Fund offer Class F (formerly Class A), Class D and Class I Shares; Defensive Strategy Allocation Fund, Conservative Strategy Allocation Fund, Moderate Strategy Allocation Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Allocation Fund, and Market Growth Strategy Allocation Fund offer Class F Shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectuses provide a description of each Fund’s investment objective and strategies.

As of September 30, 2024, the Class D shares of Defensive Strategy Fund and Core Market Strategy Fund had not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the “Board”), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Funds’ Valuation and Pricing Policy. The Board has designated SIMC as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the “Rule”) under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC has appointed a Valuation Committee and has established a Valuation and Pricing Policy to implement the Rule and the Funds’ Valuation and Pricing Policy.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable Net Asset Value (“NAV”) per share, with the exception of ETFs, which are priced as equity securities. These open-end investment companies’ shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company’s NAV is determined.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

SEI Asset Allocation Trust

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the period ended September 30, 2024 maximized the use of observable inputs and minimized the use of unobservable inputs.

During the period ended September 30, 2024, there were no significant changes to the Trust’s fair valuation methodologies. For details of the investment classification, reference the Schedules of Investments.

Security Transactions and Related Income — Security transactions are accounted for on trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are allocated to the Funds on the basis of relative daily net assets.

Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the underlying funds.

Classes — Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — Dividends and distributions to shareholders which are determined in accordance with Federal tax regulations are recorded on the ex-dividend date. Distributions from net investment income are declared and paid to shareholders periodically for each Fund. Any net realized capital gain for each Fund is distributed to shareholders at least annually.

3. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SEI Investments Management Corporation (“SIMC”) serves as investment adviser (the “Adviser”) to each

Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on each Fund’s average daily net assets.

SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) and a registered broker-dealer, acts as the Distributor of the shares of the Trust. Pursuant to Rule 12b-1 under the 1940 Act, the Funds have adopted a distribution and shareholder services plan (the Distribution Plan) with respect to Class D Shares that allows Class D Shares to pay fees to service providers, based on average daily net assets of the Class D Shares, to compensate them for distribution services or shareholder services with respect to Class D Shares.

In addition, the Funds have adopted a shareholder services plan (the Service Plan) with respect to Class F, D and I Shares that allows such Shares to pay service providers a fee, based on average daily net assets of each respective Class of Shares, in connection with the ongoing servicing of shareholder accounts owning such Shares. The Funds have also adopted an administrative services plan and agreement (the “Administrative Service Plan”) with respect to Class I Shares that allows such Shares to pay service providers a fee, based on average daily net assets of the Class I Shares, in connection with ongoing administrative services for shareholder accounts owning such Shares.

The Funds’ Distribution, Service and Administrative Service Plans provide that distribution fees, shareholder service fees and administrative service fees, as applicable, will be paid to SEI Investments Distribution Co., which may then be used by SEI Investments Distribution Co. to compensate financial intermediaries for providing distribution, shareholder services or administrative services with respect to the Shares.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive or reimburse the Funds for all or a portion of their fees in order to keep total annual fund operating expenses (exclusive of acquired fund fees and expenses, interest from borrowings, brokerage commissions, taxes, trustees fees, proxy fees and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. These waivers and reimbursements are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time.

The Administrator, Distributor, and Adviser for the Trust serve in the same capacity for the underlying affiliated investment companies.

SEI Asset Allocation Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2024

The following is a summary of annual fees payable to the Adviser, and Distributor and the voluntary expense limitations for each Fund:

	Advisory Fees	Shareholder Servicing Fees	Administrative Servicing Fees	Distribution Fees*	Voluntary Expense Limitations
Defensive Strategy Fund
Class F	0.10%	0.25%	—	—	0.21%
Class I	0.10%	0.25%	0.25%	—	0.46%
Defensive Strategy Allocation Fund
Class F	0.10%	0.25%	—	—	0.35%
Conservative Strategy Fund
Class F	0.10%	0.25%	—	—	0.26%
Class D	0.10%	0.25%	—	0.75%	1.01%
Class I	0.10%	0.25%	0.25%	—	0.51%
Conservative Strategy Allocation Fund
Class F	0.10%	0.25%	—	—	0.35%
Moderate Strategy Fund
Class F	0.10%	0.25%	—	—	0.31%
Class D	0.10%	0.25%	—	0.75%	1.06%
Class I	0.10%	0.25%	0.25%	—	0.56%
Moderate Strategy Allocation Fund
Class F	0.10%	0.25%	—	—	0.35%
Aggressive Strategy Fund
Class F	0.10%	0.25%	—	—	0.35%
Class D	0.10%	0.25%	—	0.75%	1.10%
Class I	0.10%	0.25%	0.25%	—	0.60%
Tax-Managed Aggressive Strategy Fund
Class F	0.10%	0.25%	—	—	0.35%
Core Market Strategy Fund
Class F	0.10%	0.25%	—	—	0.35%
Class I	0.10%	0.25%	0.25%	—	0.60%
Core Market Strategy Allocation Fund
Class F	0.10%	0.25%	—	—	0.35%
Market Growth Strategy Fund
Class F	0.10%	0.25%	—	—	0.35%
Class D	0.10%	0.25%	—	0.75%	1.10%
Class I	0.10%	0.25%	0.25%	—	0.60%
Market Growth Strategy Allocation Fund
Class F	0.10%	0.25%	—	—	0.35%

*

These payments are characterized as “compensation” and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses.

SEI Asset Allocation Trust

The Trust will pay the Administrator the following fees at the annual rate set forth below based upon the aggregate average daily net assets of the Trust:

	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Defensive Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Defensive Strategy Allocation Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Conservative Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Conservative Strategy Allocation Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Moderate Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Moderate Strategy Allocation Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Aggressive Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Tax-Managed Aggressive Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Core Market Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Core Market Strategy Allocation Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Market Growth Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Market Growth Strategy Allocation Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. For the period ended September 30, 2024, the Trust has not participated in the Program.

Other — Certain officers and Trustees of the Trust are also officers and/or Directors of the Administrator, the Adviser and/or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser and service providers.

SEI Asset Allocation Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2024

4. CAPITAL SHARE TRANSACTIONS

For the six months ended September 30, 2024 (Unaudited) and the year ended March 31, 2024, Capital Share transactions for the Funds were as follows (Thousands):

	Defensive Strategy Fund		Defensive Strategy Allocation Fund		Conservative Strategy Fund		Conservative Strategy Allocation Fund
	4/01/24 - 9/30/24	2024	4/01/24 - 9/30/24	2024	4/01/24 - 9/30/24	2024	4/01/24 - 9/30/24	2024
Shares Issued and Redeemed:
Class F:
Shares Issued	46	589	5	10	96	147	50	90
Shares Issued in Lieu of Cash Distributions	14	41	5	15	38	135	26	127
Shares Redeemed	(219)	(822)	(28)	(95)	(306)	(1,757)	(163)	(359)
Total Class F Transactions	(159)	(192)	(18)	(70)	(172)	(1,475)	(87)	(142)
Shares Issued and Redeemed:
Class D:
Shares Issued	N/A	N/A	N/A	N/A	—	—	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	N/A	N/A	—	—	N/A	N/A
Shares Redeemed	N/A	N/A	N/A	N/A	(4)	—	N/A	N/A
Total Class D Transactions	N/A	N/A	N/A	N/A	(4)	—	N/A	N/A
Shares Issued and Redeemed:
Class I:
Shares Issued	1	11	N/A	N/A	—	1	N/A	N/A
Shares Issued in Lieu of Cash Distributions	—	—	N/A	N/A	—	—	N/A	N/A
Shares Redeemed	—	(3)	N/A	N/A	—	(4)	N/A	N/A
Total Class I Transactions	1	8	N/A	N/A	—	(3)	N/A	N/A
Decrease in Capital Shares	(158)	(184)	(18)	(70)	(176)	(1,478)	(87)	(142)

	Moderate Strategy Fund		Moderate Strategy Allocation Fund		Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund
	4/01/24 - 9/30/24	2024	4/01/24 - 9/30/24	2024	4/01/24 - 9/30/24	2024	4/01/24 - 9/30/24	2024
Shares Issued and Redeemed:
Class F:
Shares Issued	175	381	23	115	78	228	25	46
Shares Issued in Lieu of Cash Distributions	63	237	38	265	22	280	15	156
Shares Redeemed	(682)	(1,754)	(235)	(571)	(926)	(2,242)	(96)	(184)
Total Class F Transactions	(444)	(1,136)	(174)	(191)	(826)	(1,734)	(56)	18
Shares Issued and Redeemed:
Class D:
Shares Issued	1	3	N/A	N/A	12	39	N/A	N/A
Shares Issued in Lieu of Cash Distributions	—	—	N/A	N/A	—	3	N/A	N/A
Shares Redeemed	(13)	(5)	N/A	N/A	(15)	(14)	N/A	N/A
Total Class D Transactions	(12)	(2)	N/A	N/A	(3)	28	N/A	N/A
Shares Issued and Redeemed:
Class I:
Shares Issued	14	24	N/A	N/A	20	122	N/A	N/A
Shares Issued in Lieu of Cash Distributions	1	4	N/A	N/A	1	16	N/A	N/A
Shares Redeemed	(1)	(50)	N/A	N/A	(23)	(229)	N/A	N/A
Total Class I Transactions	14	(22)	N/A	N/A	(2)	(91)	N/A	N/A
Increase (Decrease) in Capital Shares	(442)	(1,160)	(174)	(191)	(831)	(1,797)	(56)	18

SEI Asset Allocation Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2024

	Core Market Strategy Fund		Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund
	4/01/24 - 9/30/24	2024	4/01/24 - 9/30/24	2024	4/01/24 - 9/30/24	2024	4/01/24 - 9/30/24	2024
Shares Issued and Redeemed:
Class F:
Shares Issued	154	86	26	7	149	457	25	93
Shares Issued in Lieu of Cash Distributions	31	124	3	63	56	310	22	234
Shares Redeemed	(382)	(810)	(67)	(188)	(865)	(2,511)	(183)	(471)
Total Class F Transactions	(197)	(600)	(38)	(118)	(660)	(1,744)	(136)	(144)
Shares Issued and Redeemed:
Class D:
Shares Issued	N/A	N/A	N/A	N/A	6	4	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	N/A	N/A	—	3	N/A	N/A
Shares Redeemed	N/A	N/A	N/A	N/A	(15)	(124)	N/A	N/A
Total Class D Transactions	N/A	N/A	N/A	N/A	(9)	(117)	N/A	N/A
Shares Issued and Redeemed:
Class I:
Shares Issued	—	—	N/A	N/A	12	37	N/A	N/A
Shares Issued in Lieu of Cash Distributions	—	—	N/A	N/A	1	5	N/A	N/A
Shares Redeemed	—	—	N/A	N/A	(6)	(216)	N/A	N/A
Total Class I Transactions	—	—	N/A	N/A	7	(174)	N/A	N/A
Decrease in Capital Shares	(197)	(600)	(38)	(118)	(662)	(2,035)	(136)	(144)

Amounts designated as “—” are zero or have been rounded to zero.

N/A — Not applicable. Class D and Class I shares currently not offered.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments and futures, during the period ended September 30, 2024 were as follows ($ Thousands):

Total

Defensive Strategy Fund
Purchases	$453
Sales	1,920

Defensive Strategy Allocation Fund
Purchases	32
Sales	80

Conservative Strategy Fund
Purchases	1,176
Sales	3,010

Conservative Strategy Allocation Fund
Purchases	835
Sales	1,834

Moderate Strategy Fund
Purchases	2,135
Sales	7,260

Moderate Strategy Allocation Fund
Purchases	929
Sales	4,048

Aggressive Strategy Fund
Purchases	3,030
Sales	14,647

Total

Tax-Managed Aggressive Strategy Fund
Purchases	$1,141
Sales	2,615

Core Market Strategy Fund
Purchases	1,795
Sales	3,849

Core Market Strategy Allocation Fund
Purchases	674
Sales	1,422

Market Growth Strategy Fund
Purchases	1,920
Sales	10,171

Market Growth Strategy Allocation Fund
Purchases	1,176
Sales	5,078

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that as of March 31, 2024, no provision for income tax is required in

SEI Asset Allocation Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2024

the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Reclassification of Components of Net Assets — The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. The permanent differences are primarily attributable to reclassification of short-term capital gains received from affiliated funds and the reclassification of distributions. There is no permanent difference in the current year that would require a charge or credit to distributable earnings or Paid-in capital accounts.

These classifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions declared during the years ended March 31, 2024 and March 31, 2023 were as follows ($ Thousands):

	Ordinary Income		Long-Term Capital Gains		Return of Capital		Totals
	2024	2023	2024	2023	2024	2023	2024	2023
Defensive Strategy Fund	$409	$343	$–	$134	$–	$–	$409	$477
Defensive Strategy Allocation Fund	187	137	–	–	–	–	187	137
Conservative Strategy Fund	1,401	1,817	–	609	–	–	1,401	2,426
Conservative Strategy Allocation Fund	1,084	1,275	531	–	–	–	1,615	1,275
Moderate Strategy Fund	2,768	4,452	–	4,375	–	–	2,768	8,827
Moderate Strategy Allocation Fund	2,102	2,134	2,788	3,207	–	–	4,890	5,341
Aggressive Strategy Fund	2,001	4,275	1,735	14,554	285	–	4,021	18,829
Tax-Managed Aggressive Strategy Fund	1,561	1,439	2,509	5,839	–	–	4,070	7,278
Core Market Strategy Fund	1,251	2,194	–	2,415	–	–	1,251	4,609
Core Market Strategy Allocation Fund	465	430	914	1,652	–	–	1,379	2,082
Market Growth Strategy Fund	3,229	6,043	544	8,992	–	–	3,773	15,035
Market Growth Strategy Allocation Fund	2,523	2,363	4,161	8,492	–	–	6,684	10,855

As of March 31, 2024, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows ($ Thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Post- October Losses	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Distributable Earnings/ (Accumulated Losses)
Defensive Strategy Fund	$62	$—	$(305)	$—	$3	$(48)	$(288)
Defensive Strategy Allocation Fund	17	—	(1,673)	—	2	(128)	(1,782)
Conservative Strategy Fund	51	—	(2,225)	—	—	(1,194)	(3,368)
Conservative Strategy Allocation Fund	91	419	—	—	(1)	198	707
Moderate Strategy Fund	595	—	(3,609)	—	2	(5,890)	(8,902)
Moderate Strategy Allocation Fund	120	2,944	—	—	(2)	7,895	10,957
Aggressive Strategy Fund	—	—	(4,357)	—	—	8,914	4,557
Tax-Managed Aggressive Strategy Fund	51	1,116	—	—	(2)	38,293	39,458
Core Market Strategy Fund	30	—	(2,861)	—	—	(1,212)	(4,043)
Core Market Strategy Allocation Fund	—	1,357	—	—	—	11,048	12,405
Market Growth Strategy Fund	21	—	(3,960)	—	1	98	(3,840)
Market Growth Strategy Allocation Fund	107	4,113	—	—	(2)	61,885	66,103

SEI Asset Allocation Trust

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. The Funds had capital loss carryforwards at March 31, 2024 as follows ($ Thousands):

	Short-Term	Long-Term	Total
Defensive Strategy Fund	$24	$281	$305
Defensive Strategy Allocation Fund	545	1,128	1,673
Conservative Strategy Fund	27	2,198	2,225
Moderate Strategy Fund	324	3,285	3,609
Aggressive Strategy Fund	44	4,313	4,357
Core Market Strategy Fund	409	2,452	2,861
Market Growth Strategy Fund	—	3,960	3,960

Amounts designated as “—“ are $0 or have been rounded to $0.

For Federal income tax purposes, the cost of investments owned at March 31, 2024, and the net realized gains or losses on investments sold for the period were different from amounts reported for financial reporting purposes. These differences are primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at September 30, 2024, was as follows ($ Thousands):

	Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation (Depreciation)
Defensive Strategy Fund	$8,693	$401	$—	$401
Defensive Strategy Allocation Fund	2,371	—	(8)	(8)
Conservative Strategy Fund	30,474	1,600	(167)	1,433
Conservative Strategy Allocation Fund	14,973	3,019	(318)	2,701
Moderate Strategy Fund	82,603	4,776	(2,292)	2,484
Moderate Strategy Allocation Fund	37,595	15,365	(958)	14,407
Aggressive Strategy Fund	77,294	24,535	(843)	23,692
Tax-Managed Aggressive Strategy Fund	39,706	45,569	(1,008)	44,561
Core Market Strategy Fund	36,912	5,706	(1,496)	4,210
Core Market Strategy Allocation Fund	9,515	12,610	(296)	12,314
Market Growth Strategy Fund	98,810	19,190	(3,452)	15,738
Market Growth Strategy Allocation Fund	60,270	73,246	(1,776)	71,470

7. INDEMNIFICATIONS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty of the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claims is considered remote.

8. CONCENTRATION RISK

The Underlying SEI Funds and other investment companies and exchange traded products in which the Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals.

The following descriptions provide additional information about some of the risks of investing in the Funds:

Asset Allocation Risk — The risk that SIMC's decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade ( junk bonds) involve greater risk of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Exchange-Traded Products (ETPs) Risk — The risks of owning interests of an ETP, such as an ETF or exchange-traded commodity pool, generally reflect the same risks as owning the underlying securities or other instruments that the ETP is designed to track. The shares of certain ETPs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value (NAV) of an ETP’s shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF’s investments, which may be emphasized in less liquid markets. By investing in an ETP, the Fund or an Underlying SEI Fund indirectly bears the proportionate share of any fees and expenses of the ETP in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund’s operations. Because certain ETPs may have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities may have a disproportionate impact on such ETPs and may subject the ETPs to greater volatility than investments in traditional securities.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because

SEI Asset Allocation Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2024

less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund or an Underlying SEI Fund to sell such investments at inopportune times, which could result in losses to the Fund or an Underlying SEI Fund.

Investment Company Risk — When the Fund or an Underlying SEI Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund or an Underlying SEI Fund had invested directly in the underlying investments.

Real Estate Industry Risk — Securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

Short Sales Risk — A short sale involves the sale of a security that a fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales entered into by an Underlying SEI Fund expose the Fund to the risk that the Underlying SEI Fund will be required to buy a security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Underlying SEI Fund and, therefore, the Fund, that is potentially unlimited. Reinvesting proceeds received from short selling may create leverage, which can amplify the effects of market volatility on the share price of an Underlying SEI Fund and, therefore, the Fund. Investment in short sales may also cause an Underlying SEI Fund to incur expenses related to borrowing securities. In addition, shorting a future contract may require posting only a margin that may amount to less than the notional exposure of the contract. Such a practice may exacerbate the loss in a case of adverse price action.

Small and Medium Capitalization Risk — Small and medium capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. Small and medium capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange listed stocks.

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Underlying SEI Funds invest. Generally, the value of the Underlying SEI Funds’ fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by an Underlying SEI Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Commodity Investments Risk — Certain Underlying SEI Funds may invest a portion of their assets in a wholly owned subsidiary that is not registered under the Investment Company Act of 1940, as amended (1940 Act), and invests directly in commodities and commodity-related instruments. Other Underlying SEI Funds may have indirect exposure to commodities by investing in commodity-related instruments. Commodity investments and derivatives may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equity returns can also be affected by the issuer's financial structure or the performance of unrelated businesses. The value of a commodity investment or a derivative investment in commodities is typically

SEI Asset Allocation Trust

based upon the price movements of a physical commodity, a commodity futures contract or commodity index or some other readily measurable economic variable that is dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment, changes in interest rates, or factors affecting a particular industry or commodity, such as natural disasters, weather and U.S. and international economic, political and regulatory developments.

Currency Risk — As a result of the Fund's and certain Underlying SEI Funds' investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund or an Underlying SEI Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Equity Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters or epidemics, or widespread Fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

Fixed Income Market Risk — The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters or epidemics, or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Underlying SEI Fund’s and, in turn, the Fund’s value may fluctuate and/or the Underlying SEI Fund and the Fund may experience increased redemptions from shareholders, which may impact the Underlying SEI Fund’s and the Fund’s liquidity or force the Underlying SEI Fund and the Fund to sell securities into a declining or illiquid market.

Current Market Conditions Risk — Current market conditions risk is the risk that a particular investment, or shares of the Funds in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates and expect to continue to do so, and the Federal Reserve has announced that it intends to reverse previously implemented quantitative easing. U.S. regulators have proposed several changes to market and issuer regulations that could directly impact the Funds, and any regulatory changes could adversely impact the Funds' ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. If geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Funds' assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. Advancements in technology may also

SEI Asset Allocation Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

September 30, 2024

adversely impact markets and the overall performance of the Funds.

The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds.

9. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of September 30, 2024, SPTC held of record the following:

Defensive Strategy Fund - Class F	62%
Defensive Strategy Allocation Fund - Class F	92%
Conservative Strategy Fund - Class F	84%
Conservative Strategy Fund - Class D	100%
Conservative Strategy Allocation Fund - Class F	87%
Moderate Strategy Fund - Class F	86%
Moderate Strategy Fund - Class D	60%
Moderate Strategy Allocation Fund - Class F	86%
Aggressive Strategy Fund - Class D	90%
Aggressive Strategy Fund - Class F	64%
Tax-Managed Aggressive Strategy Fund - Class F	89%
Core Market Strategy Fund - Class F	95%
Core Market Strategy Allocation Fund - Class F	92%
Market Growth Strategy Fund - Class F	83%
Market Growth Strategy Fund - Class D	47%
Market Growth Strategy Allocation Fund - Class F	83%

SPTC is not a direct service provider to the SEI Funds. However, SPTC performs a role in the comprehensive investment solution that SEI provides to investors. SPTC holds shares in the Funds as custodian for shareholders that are clients of independent registered investment advisers, financial planners, bank trust departments and other financial advisers. SPTC maintains omnibus accounts at the Fund’s transfer agent.

10. SUBSEQUENT EVENTS

The Trust, on behalf of the Funds, has evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements through the date of issuance.

SEI Asset Allocation Trust

SEI ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT SEPTEMBER 30, 2024

Trustees

Robert A. Nesher, Chairman

William M. Doran

Nina Lesavoy

James M. Williams

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Officers

Robert A. Nesher

President and Chief Executive Officer

Glenn R. Kurdziel

Controller and Chief Financial Officer

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Katherine Mason

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget Sudall

Anti-Money Laundering Compliance Officer

and Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive

P.O. Box 1100

Oaks, Pennsylvania 19456

SEI-F-118 (9/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by the report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement, if applicable, is included as part of the financial statements included above in Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Asset Allocation Trust

	By:	/s/ Robert A. Nesher
Robert A. Nesher, President and CEO

Date: December 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert A. Nesher
Robert A. Nesher, President and CEO

Date: December 9, 2024

	By:	/s/ Glenn R. Kurdziel
Glenn R. Kurdziel, Controller and CFO

Date: December 9, 2024